As filed with the Securities and Exchange Commission on January 21, 2003
Registration Nos. 333-89875 and 811-09657

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 1	☒

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT
(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY
(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800) 340-3787

Name and Address of Agent for Service:	Copy to:
John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland, Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date), pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☒	On April 1, 2003 pursuant to paragraph (a) of Rule 485

Title of securities being registered:
Flexible Premium Variable Life Insurance Policies

Prospectus
May 1, 2003

This prospectus describes the Titanium  InvestorSM Variable Universal Life Insurance policy, a flexible premium variable life insurance policy (“policy”) issued by United Investors Life Insurance Company (“United Investors”). The policy is a long-term investment designed to provide significant life insurance benefits for the insured. This prospectus provides information that a prospective owner should know before investing in the policy. You should consider the policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the policy, or to finance the purchase of the policy through a loan or through withdrawals from another policy.

You can allocate your policy’s values to:
•	Titanium Universal Life Variable Account (the “Variable Account”), which invests in the mutual fund portfolios listed below; or
•	the fixed account, which pays a guaranteed minimum fixed rate of interest.

A prospectus for each of the portfolios available through the Variable Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

Please note that the policies and the portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
TITANIUM INVESTORSM
VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by
United Investors Life Insurance Company
through
Titanium Universal Life Variable Account

Administrative Office
United Investors Life Insurance Company
Administrative Office
2001 Third Avenue South (35233)
P.O. Box 10287
Birmingham, Alabama 35202-0287

Telephone: (800) 340-3787

The policy offers 32 funding choices—one fixed account and 31 variable subaccounts which invest in the following mutual fund portfolios:

AIM Variable Insurance Funds
•	AIM V.I. Capital Appreciation Fund—Series I Shares
•	AIM V.I. Core Equity Fund—Series I Shares
•	AIM V.I. Growth Fund—Series I Shares
•	AIM V.I. International Growth Fund—Series I Shares
•	AIM V.I. Premier Equity Fund—Series I Shares
The Alger American Fund
•	Alger American Growth Portfolio—Class O Shares
•	Alger American Income & Growth Portfolio—Class O Shares
•	Alger American Leveraged AllCap Portfolio—Class O Shares
•	Alger American MidCap Growth Portfolio—Class O Shares
•	Alger American Small Capitalization Portfolio—Class O Shares
Dreyfus Variable Investment Fund
•	Dreyfus VIF-Appreciation Portfolio—Initial Shares
•	Dreyfus VIF-Money Market Portfolio
•	Dreyfus VIF-Quality Bond Portfolio—Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.
•	The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares
Evergreen Investments
•	Evergreen VA Equity Index Fund
•	Evergreen VA Foundation Fund
•	Evergreen VA Global Leaders Fund
•	Evergreen VA Small Cap Value Fund
INVESCO Variable Investment Funds, Inc.
•	INVESCO VIF-Core Equity Fund
•	INVESCO VIF-Technology Fund
•	INVESCO VIF-Utilities Fund
MFS® Variable Insurance TrustSM
•	MFS® Emerging Growth Series
•	MFS® Investors Trust Series
•	MFS® Research Series
•	MFS® Total Return Series
Deutsche Asset Management VIT Funds
•	Scudder VIT EAFE® Equity Index Fund
•	Scudder VIT Small Cap Index Fund
Strong Variable Insurance Funds, Inc.
•	Strong Mid Cap Growth Fund II
Strong Opportunity Fund II, Inc.
•	Strong Opportunity Fund II
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund—Class 2
•	Templeton Global Asset Allocation Fund—Class 2
VARIABLE LIFE INSURANCE POLICIES:

ARE NOT FDIC INSURED	ARE NOT BANK GUARANTEED	MAY LOSE VALUE

UI-215, Ed. 5-03

Effect of Withdrawals on the Death Benefit	23
Beneficiary	23

i

ii

Policy Benefits/Risks Summary

The policy is a flexible premium variable life insurance policy. The policy is built around its policy value. The policy value will increase or decrease depending on the investment performance of the subaccounts, the amount of interest we credit to the fixed account, the premiums you pay, the policy fees and charges we deduct, and the effect of any policy transactions (such as transfers, withdrawals, and loans). We do not guarantee any minimum policy value. You could lose some or all of your money.

This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits and other provisions in more detail. The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.

The policy is not available in all states. This prospectus does not offer the policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the underlying mutual funds’ prospectuses carefully before investing.

Policy Benefits
Death Benefits

We pay a death benefit to the beneficiary if the insured dies while the policy is in force and prior to the policy’s maturity date. We pay the death benefit when we receive satisfactory proof at our administrative office of the insured’s death.

•	Death Benefit Options A and B. You must select one of two death benefit options under the policy:

(a)	Option A: the greater of the policy’s base face amount or a multiple of its policy value; or

(b)	Option B: the greater of (1) the policy’s base face amount plus its policy value or (2) a multiple of its policy value.

The total death benefit equals the base death benefit above, plus any amounts provided by the adjustable term insurance rider and any other riders payable on the death of the insured.

Subject to certain limits, you may change the policy’s face amount and death benefit option. Changing the policy’s face amount or death benefit option may have tax consequences.

•
No-Lapse Guarantee.    The policy’s no-lapse guarantee feature will keep the policy in force during the first three policy years even if there is insufficient net cash surrender value to pay the cost of insurance and other periodic charges. The no-lapse guarantee remains effective during the first three policy years so long as cumulative premiums paid on the policy, less gross withdrawals and any outstanding loan balance, equals or exceeds the cumulative no-lapse monthly premiums for the number of months the policy has been in force.

•
Optional Death Benefit Guarantee.    An optional death benefit guarantee rider is available, which provides that the base face amount will remain in force if you pay a certain level of premiums. This rider allows you to choose one of two guarantee periods at the time of application:

•	to the later of the insured’s age 65 or 10 years, or
•	for the lifetime of the insured, or to the maturity date.

Each guarantee period requires the payment of higher premiums, and the guarantee does not apply to any rider benefits. As long as the guarantee is in force, we will deduct a monthly charge for the rider from your policy value. This optional benefit rider is not available in all states. (See “State Variations.”)

Cash Benefits

Your policy value is the sum of the amounts allocated to the variable subaccounts (variable account value) and the amount allocated to the fixed account (fixed account value). The cash surrender value (the policy value less any applicable surrender charge) may be substantially less than the premiums paid.

•
Policy Loans.    You may take loans in aggregate amounts of up to 90% of the policy’s cash surrender value. Policy loans reduce the amount available for allocations and transfers. Policy loans may have tax consequences. (See “Tax Considerations.”)

•
Full Surrender.    You may surrender the policy at any time for its net cash surrender value. The net cash surrender value is the cash surrender value less any loan balance. Surrendering the policy may have tax consequences. (See “Tax Considerations.”)

•
Withdrawal.    You generally may make a withdrawal from the net cash surrender value at any time during the insured’s life, provided that the policy has sufficient net cash surrender value remaining. Withdrawals may have tax consequences. (See “Tax Considerations.”)

Transfers

Within certain limits, you (or your registered representative, if written authorization is on file) may transfer all or part of your policy value among the variable subaccounts and the fixed account.

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan or withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

Dollar-Cost Averaging

You may have automatic transfers of a predetermined amount made from the fixed account or the money market variable subaccount to other variable subaccounts. Certain minimums and other restrictions apply.

Automatic Asset Rebalancing

You may have automatic transfers occur at selected intervals that will reallocate your policy value according to your premium allocation percentage for new premiums. Certain minimums and other restrictions apply.

Free Look

For a limited time after the policy’s effective date, you may cancel the policy and receive a full refund of all premiums paid.

Supplemental Benefits

Your policy may have one or more supplemental benefits which are attached to the policy by rider. Each is subject to its own requirements as to eligibility and additional cost. In addition to the optional death benefit guarantee rider previously described, other benefits currently available under the policy are:

•	accelerated death benefit rider;

•	accidental death benefit rider;

•	additional insured term insurance rider;

•	adjustable term insurance rider;

•	change of person insured rider;

•	children’s term insurance rider;

•	disability waiver of monthly deductions rider;

•	disability waiver of specified premium rider; and

•	option to purchase additional insurance rider.

Other supplemental benefits may also be available, and all benefits may not be available in all states.

Illustrations

Sample illustrations of hypothetical death benefits and policy values are in the Statement of Additional Information. You should receive your own personalized illustrations that reflect your own particular circumstances. These hypothetical illustrations may help you:

(a)	understand (i) the long-term effects of different levels of investment performance and (ii) the charges and deductions under the policy; and

(b)	compare the policy to other life insurance policies.

The hypothetical illustrations also show the value of the annual premiums accumulated with interest and demonstrate that the cash surrender value may be low (compared to the premiums plus accumulated interest) if the policy is surrendered in the early policy years. Therefore, the policy should not be purchased as a short-term investment. The illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or policy values.
Policy Risks
Investment Risk

If you invest your policy value in one or more variable subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the policy value will decrease. In addition, we deduct policy fees and charges from your policy value. There is no minimum guaranteed policy value. The policy value may decrease if the investment performance of the variable subaccounts (to which policy value is allocated) is not sufficiently positive to cover the charges deducted under the policy. During times of poor investment performance, these deductions will have an even greater impact on your policy value. You could lose everything you invest.

If you allocate net premiums to the fixed account, then we credit your policy account value (in the fixed account) with a declared rate of interest. You assume the risk that the fixed account declared rate of interest may not exceed the guaranteed minimum rate of 3.5% per year.

Risk of Termination

The policy will terminate without value after a grace period, even if all planned premiums have been paid in full and on schedule, if the net cash surrender value (based on the policy value) becomes insufficient to cover the monthly deduction when due, and the no-lapse guarantee or an optional death benefit guarantee is not in effect. Additional premium payments will be necessary during the grace period to keep the policy in force if this occurs.

Tax Risks

We anticipate that the policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the policy, particularly with respect to policies issued on a substandard basis. Please consult a tax advisor about these consequences.

Depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract under Federal tax laws. If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach age 59½. If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

See “Tax Considerations.” You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Withdrawal and Surrender Risks

If you surrender the policy before the beginning of the 15th policy year, we will deduct a surrender charge based on its base face amount at issue and the amount of premiums paid. We also deduct the surrender charge if you surrender the policy before the beginning of the 15th year following an increase in its base face amount (based on the amount of the increase). It is possible that you will receive no net cash surrender value if you surrender your policy in the first few policy years. You should purchase the policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the policy if you intend to surrender all or part of the policy value in the near future. We designed the policy to meet long-term financial goals. The policy is not suitable as a short-term investment.

Even if you do not surrender your policy, surrender charges may play a role in determining whether your policy will terminate without value, because surrender charges affect the net cash surrender value which is a measure we use to determine whether your policy will enter a grace period (and possibly terminate). See “Risk of Termination,” above.

A surrender may have tax consequences.

Loan Risks

A policy loan will affect your policy in several ways over time, whether or not it is repaid, because the investment results of the variable subaccounts may be less than (or greater than) the net interest rate credited on the amount transferred to the fixed account securing the loan.

•
Your policy value, by comparison to a policy under which no loan has been made, will be less if this fixed account net interest rate is less than the investment return of the applicable variable subaccounts (and greater if the fixed account net interest rate is higher than the investment return of the applicable variable subaccounts).

•	A policy loan increases the risk that the policy will terminate, since a loan decreases the net cash surrender value.

•	If the death benefit becomes payable while a policy loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

If you surrender the policy or your policy terminates because the loan balance exceeds the cash surrender value on any monthly processing date (and the no-lapse guarantee or an optional death benefit guarantee is not in effect), the amount of the loan, to the extent it has not been previously taxed, may be taxable to you.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the policy, make cash withdrawals from the policy, transfer policy account value among the subaccounts and the fixed account, or request policy illustrations. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of a typical insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge

Premium Expense Charges:

State and Local Tax Charge	Upon receipt of each premium payment	2.5% of each premium payment

Federal Tax Charge	Upon receipt of each premium payment	1.5% of each premium payment

Sales Charge	Upon receipt of each premium payment
4% of each premium payment, until premiums paid equal 10 times the target premium(1) (or the premiums paid allocated to an increase in the policy’s base face amount equal 10 target premiums for the increase), then zero

(1) The “target premium” is not the planned premium that you intend to pay. The target premium is used only to calculate the sales charge part of the premium expense charge, and to calculate the sales surrender charge. A target premium is determined for the initial base face amount, and an additional target premium is determined for each increase in the base face amount, based on the insured’s age, sex, and risk class. The target premium may be more or less than the no-lapse monthly premium depending on any additional benefits that have been added to the policy. Your specific target premium will be specified on the policy data page of your policy.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge

Surrender Charges:

Administrative Surrender Charge	Upon surrender, lapse, or decrease in face amount during the policy years 1 through 14 (or the first 14 years after a base face amount increase)	$4.00 per $1,000 of base face amount(2) Upon a decrease in base face amount, we deduct a portion of this charge

Sales Surrender Charge	Upon surrender, lapse, or decrease in face amount during the policy years 1 through 2 (or the 2 years following an increase in policy’s base face amount)
•      26% of premium paid up to one target premium, plus
•      6% of premium paid above one target premium up to two target premiums, plus
•      5% of premium paid above two target premiums
Upon a decrease in base face amount, we deduct a portion of this charge

	Upon surrender, lapse, or decrease in face amount during the policy years 3 through 14 (or years 3 through 14 following an increase in policy’s base face amount)	• 46% of premium paid up to one target premium, plus • 44% of premium paid above one target up to two target premiums(3) Upon a decrease in base face amount, we deduct a portion of this charge

Withdrawal Fees:

	Upon the 1st withdrawal in a policy year	No Charge

	Upon each withdrawal after the 1st in a policy year	The lesser of $25 or 2% of the withdrawal amount

Policy Loan Interest Charge:

	Daily on any outstanding loan	0.75% annually(4) Certain loans may have a 0% charge

(2) The administrative surrender charge decreases each policy year until it reaches zero after the 14th policy year as shown below:

Policy Year:	1-9	10	11	12	13	14	15 & up

Charge per $1,000 of Base Face Amount:	$4.00	$3.33	$2.67	$2.00	$1.33	$0.67	$0.00

(3) The sales surrender charge is a percentage of actual premiums paid up to a maximum based on target premiums. The sales surrender charge decreases by one-sixth each policy year after the 9th policy year to 0% after the 14th policy year.
(4) Interest is charged daily on any outstanding loan at an effective annual rate of 4.75%. On each monthly processing date, the loaned amount will be credited with interest at a minimum guaranteed effective annual rate of 4.0%.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge

Transfer Fees:(4)

	Upon the first 12 transfers in a policy year	No Charge

	Upon each transfer after 12 in a policy year	$25 per transfer

Policy Illustrations:

	Upon the 1st illustration request in each policy year	No Charge

	Upon each illustration request after the 1st request in a policy year	$25 for each request

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of a typical insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted—Maximum Guaranteed Charge	Amount Deducted— Current Charge

Cost of Insurance:(5)

Minimum and Maximum(6) Charge	On policy’s effective date and on each monthly processing date	$0.06 - $83.33 per $1,000 of net amount at risk(7) per month	$0.02 - $24.10 per $1,000 of net amount at risk per month

Representative Insured: Issue Age 36, Male Standard Non-Tobacco, $228,000 face amount in the first policy year	On policy’s effective date and on each monthly processing date	$0.15 per $1,000 of net amount at risk per month	$0.15 per $1,000 of net amount at risk per month

(4) Dollar-Cost Averaging and Automatic Asset Rebalancing do not count as transfers.
(5) Cost of insurance charges vary based on the insured’s age, sex, risk class, policy year, and base face amount. The charge generally increases as the insured ages. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy’s data page will indicate the guaranteed cost of insurance charge applicable to your policy, and more detailed information concerning your cost of insurance charges is available on request from our administrative office. Also, before you purchase the policy, we will give you personalized illustrations of your future benefits under the policy based upon the insured’s age and risk class, the death benefit option, base face amount, planned premiums, and riders requested.
(6) Some current cost of insurance rates are lower for face amounts greater than $250,000.
(7) The net amount at risk is equal to the amount by which the death benefit exceeds the policy value.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted—Maximum Guaranteed Charge	Amount Deducted— Current Charge

Administrative Charge:	On policy’s effective date and on each monthly processing date	$30.00 per month for the first policy year and $10.00 for renewal years	$6.00 per month for all policy years

Mortality and Expense Risk Charge:	Daily	Annual rate of: • 0.75% during first 10 policy years • 0.50% during second 10 policy years • 0.25% thereafter of the average daily net assets of each variable subaccount you are invested in	Annual rate of: • 0.75% during first 10 policy years • 0.50% during second 10 policy years • 0.25% thereafter of the average daily net assets of each variable subaccount you are invested in

Optional Rider Charges:(8)

• Accelerated Death Benefit Rider	At the time the accelerated death benefit is paid	$150 plus expected future interest on accelerated benefit amount at a rate equal to lesser of 10% or the maximum adjustable policy loan interest rate	$100 plus expected future interest on accelerated benefit amount at 6% interest rate

• Accidental Death Benefit Rider	On rider’s effective date and on each monthly processing date	$0.10 per $1,000 of rider coverage amount per month	$0.10 per $1,000 of rider coverage amount per month

• Additional Insured Term Insurance Rider

Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.06 - $83.33 per $1,000 of rider coverage amount per month	$0.03 - $27.20 per $1,000 of rider coverage amount per month

Representative Insured: Attained Age 31, Female Standard Non-Tobacco	On rider’s effective date and on each monthly processing date	$0.11 per $1,000 of rider coverage amount per month	$0.06 per $1,000 of rider coverage amount per month

(8) Charges for the riders may vary based on the insured’s issue or attained age, sex, risk class, and benefit amount. Charges based on attained age may increase as the insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the rider charges applicable to your policy, and more detailed information concerning these rider charges is available on request from our administrative office.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted—Maximum Guaranteed Charge	Amount Deducted— Current Charge

• Adjustable Term Insurance Rider

Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.06 - $83.33 per $1,000 of rider coverage amount per month	$0.03 - $27.20 per $1,000 of rider coverage amount per month

Representative Insured: Attained Age 43, Male Standard Non-Tobacco	On rider’s effective date and on each monthly processing date	$0.24 per $1,000 of rider coverage amount per month	$0.12 per $1,000 of rider coverage amount per month

• Change of Person Insured Rider	N/A	No Charge	No Charge

• Children’s Term Insurance Rider	On rider’s effective date and on each monthly processing date	$1.00 per $1,000 of rider coverage amount per month	$1.00 per $1,000 of rider coverage amount per month

• Death Benefit Guarantee Rider	On rider’s effective date and on each monthly processing date	$0.01 per $1,000 of base face amount per month	$0.005 per $1,000 of base face amount per month

• Disability Waiver of Monthly Deduction Rider

Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.04 - $0.30 per $1.00 of monthly deductions for other benefits	$0.04 - $0.30 per $1.00 of monthly deductions for other benefits

Representative Insured: Attained Age 36, Male	On rider’s effective date and on each monthly processing date	$0.06 per $1.00 of monthly deductions for other benefits	$0.06 per $1.00 of monthly deductions for other benefits

• Disability Waiver of Specified Premium Rider

Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.02 - $0.13 per $1.00 of specified premium to be waived per month	$0.02 - $0.13 per $1.00 of specified premium to be waived per month

Representative Insured: Attained Age 38, Male	On rider’s effective date and on each monthly processing date	$0.03 per $1.00 of specified premium to be waived per month	$0.03 per $1.00 of specified premium to be waived per month

• Option to Purchase Additional Insurance Rider

Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.05 - $0.19 per $1,000 of rider coverage amount per month	$0.05 - $0.19 per $1,000 of rider coverage amount per month

Representative Insured: Issue Age 21	On rider’s effective date and on each monthly processing date	$0.11 per $1,000 of rider coverage amount per month	$0.11 per $1,000 of rider coverage amount per month

The next item shows the minimum and maximum total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:

	Minimum		Maximum

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolios)		–

The following table shows the fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2002.

Annual Portfolio Operating Expenses(9)
(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses(10)

AIM Variable Insurance Funds
•   AIM V.I. Capital Appreciation Fund—Series I Shares
•   AIM V.I. Core Equity Fund—Series I Shares
•   AIM V.I. Growth Fund—Series I Shares
•   AIM V.I. International Growth Fund—Series I Shares
•   AIM V.I. Premier Equity Fund—Series I Shares
None None None None None

The Alger American Fund
•   Alger American Growth Portfolio—Class O Shares
•   Alger American Income & Growth Portfolio—Class O Shares
•   Alger American Leveraged AllCap Portfolio—Class O Shares
•   Alger American MidCap Growth Portfolio—Class O Shares
•   Alger American Small Capitalization Portfolio—Class O Shares
None None None None None

DreyfusVariable Investment Fund • Dreyfus VIF—Appreciation Portfolio—Initial Shares • Dreyfus VIF—Money Market Portfolio • Dreyfus VIF—Quality Bond Portfolio—Initial Shares		None None None

The Dreyfus Socially Responsible Growth Fund, Inc. • The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares		None

Evergreen Investments • Evergreen VA Equity Index Fund • Evergreen VA Foundation Fund • Evergreen VA Global Leaders Fund • Evergreen VA Small Cap Value Fund		None None None None

INVESCO Variable Investment Funds, Inc. • INVESCO VIF—Core Equity Fund • INVESCO VIF—Technology Fund • INVESCO VIF—Utilities Fund		None None None

MFS® Variable Insurance TrustSM(11) • MFS® Emerging Growth Series • MFS® Investors Trust Series • MFS® Research Series • MFS® Total Return Series		None None None None

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses(10)

Deutsche Asset Management VIT Funds • Scudder VIT EAFE® Equity Index Fund(12) • Scudder VIT Small Cap Index Fund(10)		None None

Strong Variable Insurance Funds, Inc. • Strong Mid Cap Growth Fund II		None

Strong Opportunity Fund II, Inc. • Strong Opportunity Fund II(14)		None

Franklin Templeton Variable Insurance Products Trust • Templeton Foreign Securities Fund—Class 2(15) • Templeton Global Asset Allocation Fund—Class 2		0.25% (16) 0.25% (16)

(9) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown. See the underlying mutual funds’ prospectus for more complete information.
(10) With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. After the waivers or reimbursements, the 2002 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)

Evergreen VA Equity Index Fund Evergreen VA Global Leaders Fund Evergreen VA Small Cap Value Fund INVESCO VIF—Utilities Fund Scudder VIT EAFE® Equity Index Fund Scudder VIT Small Cap Index Fund		None None None None None None

Strong Mid Cap Growth Fund II Strong Opportunity Fund II Templeton Foreign Securities Fund—Class 2®		None None 0.25%

(11) Each series has an expense offset arrangement which reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had those fee reductions been taken into account, “Net Expenses” would be lower for certain series and would equal:
0.    % for Emerging Growth Series
0.    % for Investors Trust Series
0.    % for Research Series
0.     for Total Return Series
(12) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

(13) As compensation for its advisory services, the fund pays Strong Capital Management, Inc. (“Strong”) a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors.
(14) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.10%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors.
(15) Templeton Investment Counsel, LLC had agreed in advance to make an estimated reduction of 0.01% of its management fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Fund’s Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual Portfolio Annual Operating expenses would be     %.
(16) The Fund’s Class 2 distribution plan or “Rule 12b-1 plan” is described in the Fund’s prospectus.

The Policy

The Policy in General

The policy consists of either:

•	an individual policy that we issue to you; or

•	a group contract that we issue to the contract holder and an individual certificate that we issue to you.

This prospectus describes your individual policy or certificate (both are referred to as the policy in this prospectus). Among other things, the policy:

(a)	provides insurance protection on the life of the insured until the policy’s maturity date.

(b)	allows you to vary the amount and timing of the premiums you pay and to change the amount of the death benefit payable under the policy.

(c)
provides the opportunity for policy value build-up on a tax-deferred basis, depending on investment performance of the underlying mutual fund portfolios. However, there is no guaranteed policy value and you bear the risk of poor investment performance.

(d)
permits you to borrow against the policy value, to make withdrawals, or to surrender the policy completely. Loans and withdrawals will affect the policy value and may affect the death benefit and termination of the policy. Loans, withdrawals and surrenders may be taxable and subject to a 10% tax penalty before age 59 1/2.

In addition to providing life insurance, the policy provides a means of investing for your retirement or other long-term purposes. Tax deferral generally allows the entire amount you have invested (net of charges) to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide your policy value among the fixed account and 31 variable subaccounts which invest in specified portfolios of underlying mutual funds. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the variable subaccounts is not guaranteed. Instead, your investment in the variable subaccounts will go up or down with the performance of the particular mutual fund portfolios you select (and the deduction of charges). You will lose money on policy value allocated to the variable subaccounts if performance is negative or not sufficiently positive to cover the charges under the policy.

The policy is non-participating. This means that no dividends will be paid on the policy. The policy will not share in our profits or surplus earnings.

Purchasing a Policy

To purchase a policy, you must submit a completed application and an initial premium to us at our administrative office through any licensed life insurance agent who is appointed by United Investors and who is also a registered representative of United Securities Alliance, Inc. (“United Securities”), the principal underwriter for the policy, or a registered representative of a broker-dealer having a selling agreement with United Securities or United Investors, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers. If you submit your application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the application and initial premium from your agent’s broker-dealer.

There may be delays in our receipt of applications that are outside of our control because of the failure of the registered representative who sold you the policy to forward the application to us promptly, or because of delays in determining that the policy is suitable for you. Any such delays may affect when your policy can be issued and when your premium payment is allocated among the variable subaccounts and the fixed account.

The minimum initial premium varies by age, sex, risk class, base face amount and optional benefits and must be paid prior to the policy’s effective date. The initial premium must be paid prior to the policy’s effective date. (We will only accept a premium that complies with our underwriting rules.) Coverage becomes effective as of the policy’s effective date. If the proposed insured dies before the policy’s effective date, our sole obligation will be to return the premium paid plus any interest earned on it (unless a conditional receipt is in effect).

Generally, we will issue a policy covering an insured up to attained age 75 (on the policy’s effective date) if evidence of insurability satisfies our underwriting rules. Evidence of insurability may include, among other things, a medical examination of the insured. We can provide you with details as to our underwriting rules when you apply for a policy. We reserve the right to modify our minimum face amount and underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a policy. We may, in our sole discretion, issue a policy covering an insured over age 75. We reserve the right to reject an application for any reason permitted by law.

Replacement of Existing Insurance.    It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the policy. You should compare your existing insurance and the policy carefully. You should not replace your existing insurance unless you determine that the policy is better for you. You may have to pay a surrender charge on your existing insurance, and the policy will impose a new surrender charge period. You should talk to your financial professional or tax advisor to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the policy until we have received an initial premium from your existing insurance company, the issuance of the policy may be delayed.

When Insurance Coverage Takes Effect

We will issue the policy only if the underwriting process has been completed, the application has been approved, and the proposed insured is alive and in the same condition of health as described in the application. We begin to deduct monthly charges from your policy value on the policy’s effective date.

Conditional Receipt

You may be given a “conditional receipt” when you apply for a policy, if you pay an initial premium (or a “conditional deposit”) equal to at least one no-lapse monthly premium. However, even if you are given a conditional receipt, no life insurance will take effect earlier than the policy delivery date unless all of the conditions of the conditional receipt are met. These conditions are specified in the conditional receipt. If these conditions are not met, then we have no liability except to return the initial premium.

The maximum amount of insurance available under a conditional receipt is $500,000. Until we approve the application and issue the policy (on its effective date), your premium is not invested (in either the variable or the fixed account) and you have no policy value.

The terms of the conditional receipt may depend on requirements of your state, and it may have a different name.

“Free Look” Right to Cancel the Policy

During the “free look” period, you may cancel your policy and receive a refund of all premiums paid. The “free look” period expires the later of:

(a)	20 days after you receive your policy; or

(b)	45 days after you sign the application for the policy.

Some states may require a longer period or a different amount. In order to cancel the policy, you must return it by mail or other delivery to our administrative office or to the registered representative who sold it to you before the end of the “free look” period.

Policy Changes

We may make changes in the policy at any time if we believe the changes are necessary:

(a)	to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

(b)	to make the policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

(c)	to reflect a change in the operation of the Variable Account, if allowed by the policy.

Only an officer of United Investors has the right to change the policy. No agent has the authority to change the policy or waive any of its terms. All endorsements, amendments, or riders must be signed by one of our officers to be valid, and in some states, are subject to your signed acceptance.

Premiums

The premium amounts sufficient to fund a policy depend on a number of factors, such as:

(a)	the age, sex and risk class of the proposed insured;

(b)	the face amount of the policy;

(c)	any supplemental benefits under the policy; and

(d)	the investment performance of the portfolios you choose.

The initial premium must be at least equal to the no-lapse monthly premium. After the initial premium is paid, additional premiums may be paid at any time. We currently require that any additional premiums be at least $25.00 (or the no-lapse monthly premium, if less). We will give you 90 days’ advance written notice if we change this minimum.

Total premiums paid in a policy year may not exceed guideline premium limitations for life insurance set forth in the Internal Revenue Code. We reserve the right to reject any premium that would result in the policy being disqualified as life insurance under the Code and will refund any rejected premium. (See “Tax Considerations.”)

Planned Premiums

When you apply for a policy, you select a quarterly, semi-annual or annual premium payment plan. You may also arrange for premiums to be paid monthly, quarterly, semi-annually or annually via automatic deduction from your checking account or other payment methods approved by us. You are not required to pay premiums in accordance with this premium plan; rather, you can pay more or less than planned premiums (subject to the minimum noted above), or skip a planned premium entirely. However, paying the planned premiums does not mean that your policy will never lapse. (See “Premiums to Prevent Termination” below.) You can change the amount of planned premiums and payment arrangements, or switch payment frequencies, whenever you want by providing satisfactory written instructions to our administrative office. Such changes will be effective upon our receipt of the instructions. If you increase the policy’s face amount, then a change in the amount of planned premiums may be advisable, depending on the policy value at that time and the amount of the increase requested. (See “Changing the Face Amount.”)

Premiums to Prevent Termination

If the investment performance of the policy’s variable subaccounts and the fixed account is not sufficient, your policy may terminate without value. Policy termination depends on (i) whether the net cash surrender value is sufficient to cover the monthly deduction when due and (ii) whether the no-lapse guarantee or an optional death benefit guarantee is in effect.

If the no-lapse guarantee or an optional death benefit guarantee is not in effect on a monthly processing date and either

(a)	the net cash surrender value is less than the monthly deduction, or

(b)	the loan balance exceeds the cash surrender value,

then the policy will enter a grace period and terminate without value unless additional premiums are paid. (See “Monthly Deduction” and “No-Lapse Guarantee.”) This can occur even if you have paid all planned premiums in full and on time.

You will have a 61-day grace period to pay a premium sufficient to cover the monthly deduction. We will send notice of the amount required to be paid during the grace period to your last known address (and to any assignee of record). The grace period will begin when the notice is sent, and your policy will remain in effect during the grace period. (See “Amount of Death Benefit Payable” and “Effect of Policy Loan.”) The payment required (called the “grace period premium”) will not exceed:

(a)	the amount by which the loan balance exceeds the cash surrender value; plus

(b)	any accrued and unpaid monthly deductions as of the date of the notice; plus

(c)	an amount sufficient to cover the next two monthly deductions.

If the grace period premium has not been paid before the end of the 61-day grace period, your policy will terminate. It will have no value, and no benefits will be payable. (See “Policy Reinstatement” for a discussion of your reinstatement rights.) If the insured should die during the grace period before the grace period premium is paid, the death benefit will still be payable to the beneficiary, although the amount paid will reflect a reduction for any monthly deductions due on or before the date of the insured’s death and for any loan balance.

No-Lapse Guarantee

During the first three policy years, the policy will continue in force so long as total premiums paid, less gross withdrawals and any loan balance, are at least equal to the cumulative amount of no-lapse monthly premiums for the number of policy months the policy has been in force. If this requirement is met, the policy will remain in force regardless of the sufficiency of net cash surrender value to cover monthly deductions. If the no-lapse monthly premium changes after the policy’s effective date, the total premium amount required will be based on each no-lapse monthly premium amount and the number of months for which each applies. Your no-lapse monthly premium will be specified on your policy data page.

The cash surrender value at the third policy anniversary may be zero or less. If so, then payment of additional premiums will be required to prevent the policy from lapsing.

Optional Death Benefit Guarantee

An optional death benefit guarantee rider is also available, that will extend the period during which the base face amount will remain in effect even if your net cash surrender value is insufficient to pay monthly deductions. The guarantee does not apply to any rider benefits, including the adjustable term insurance rider, and these additional benefits may lapse even though the base face amount remains in force. One of two guarantee periods may be chosen when you apply for the policy:

(a)	to the later of the insured’s age 65 or 10 policy years, or

(b)	for the lifetime of the insured, or to the maturity date.

Each guarantee requires the payment of premiums each month higher than the no-lapse monthly premium. We include the higher required premium in your policy for whichever guarantee period you choose, and will send revised policy pages if the required premium changes due to a change in your benefits. At the end of the first three years, and each monthly processing date thereafter, the guarantee will not stay in effect unless total premiums paid, less gross withdrawals and any loan balance, equals or exceeds the cumulative amount of required monthly premiums for the number of policy months the policy has been in force. If the death benefit guarantee rider terminates due to insufficient premium payments, it may not be restored or reinstated by payment of additional premiums.

As long the death benefit guarantee rider is in force, we will deduct an additional monthly charge for the guarantee from your policy value. This charge is currently $0.005 per $1,000 of base face amount each month. We can increase this charge, but it is guaranteed not to exceed $0.01 per $1,000 of base face amount each month. This optional benefit can only be added when we issue your policy, and is not available in all states. (See “State Variations.”)

Crediting Premiums to the Policy

On the policy’s effective date, the initial net premium will be credited to the policy and allocated among the variable subaccounts and the fixed account according to the premium allocations that you select. Any additional net premium received will be credited to the policy on the date we receive it, or the next business day thereafter (if the day we receive it is not a business day, or if it is received after 4 p.m. Eastern time).

Net Premium Allocations

When you apply for a policy, you specify the percentage (from 0% to 100%) of net premium payments to be allocated to each variable subaccount and to the fixed account. You can change the allocation percentages at any time by sending satisfactory written instructions to our administrative office. You or your registered representative may also make telephone requests (if we have your written authorization for telephone requests on file). The change will apply to all premiums received after we receive your instructions, unless you instruct otherwise. Net premium payment allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Tax-Free Exchanges (1035 Exchanges)

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Policy Values

Policy Value

The policy value serves as a starting point for calculating values under a policy. The policy value is the sum of the variable account value and the fixed account value credited to the policy. The policy value is determined first on the policy’s effective date and thereafter on each business day. On the maturity date, the proceeds payable under a policy are equal to the policy value less any loan balance. The policy value will vary to reflect:

(a)	the investment performance of the variable subaccounts to which amounts have been allocated;

(b)	interest credited on amounts allocated to the fixed account and loan balance;

(c)	charges;

(d)	transfers;

(e)	withdrawals; and

(f)	policy loans (including loan repayments).

The policy value may be more or less than premiums paid.

The cash surrender value is the policy value reduced by any surrender charge.

The net cash surrender value is the cash surrender value reduced by any loan balance. You will receive only the net cash surrender value if you surrender your policy.

Variable Account Value

The variable account value is the sum of the values of the variable subaccounts under the policy. The variable account value will reflect both the positive and negative investment performance of the variable subaccounts chosen by you in the policy application. On the policy’s effective date, the value of each variable subaccount is equal to:

(a)	the initial net premium allocated to that variable subaccount; minus

(b)	the portion of the first month’s monthly deduction allocated to that variable subaccount.

On any business day thereafter, the value of each variable subaccount is equal to:

(a)
the value of the variable subaccount on the preceding business day, multiplied by the appropriate net investment factor (described in the Statement of Additional Information) for the current business day; plus

(b)	the sum of all net premiums allocated to the variable subaccount since the previous business day; plus

(c)	the sum of all loan repayments allocated to the variable subaccount since the previous business day; plus

(d)	the amount of any transfers from other variable subaccounts or the fixed account to the variable subaccount since the previous business day; minus

(e)
the amount of any transfers to other variable subaccounts or to the fixed account, including amounts transferred to secure a policy loan, from the variable subaccount since the previous business day; minus

(f)	the portion of any gross withdrawals, policyholder transaction charges, or charges for any face amount decreases allocated to the variable subaccount since the previous business day; minus

(g)	the portion of the monthly deduction allocated to the variable subaccount since the previous business day.

Unit Values.    When you allocate an amount to a variable subaccount, either by net premium allocation, transfer of policy value or repayment of a policy loan, your policy is credited with units in that variable subaccount. The number of units is determined by dividing (i) the amount allocated, transferred or repaid to the variable subaccount by (ii) the variable subaccount’s unit value for the business day when the allocation, transfer or repayment is effected. The number of units credited to a policy will decrease when:

(a)	the allocated portion of the monthly deduction or other charges is taken from the variable subaccount;

(b)	a policy loan is taken from the variable subaccount;

(c)	an amount is transferred from the variable subaccount; or

(d)	a withdrawal is taken from the variable subaccount.

The number of the variable subaccount’s units may also decrease if the policy’s face amount is decreased because a portion of the surrender charge might be deducted. Unit values are determined each business day, as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Except for the death benefit, all transactions will be valued as of the end of the business day when we receive your request for such transaction in good order.

A variable subaccount’s unit value is an index we use to measure investment performance. Each variable subaccount’s unit value varies to reflect the investment experience of its underlying portfolio, and may increase or decrease from one business day to the next. See the Statement of Additional Information for more details regarding the valuation of units.

Fixed Account Value

On the policy’s effective date, the fixed account value is equal to:

(a)	the initial net premium allocated to the fixed account; minus

(b)	the portion of the first month’s monthly deduction allocated to the fixed account.

On any monthly processing date thereafter, the fixed account value is equal to:

(a)	the fixed account value on the preceding monthly processing date; plus

(b)	the sum of all net premiums allocated to the fixed account since the previous monthly processing date; plus

(c)	the sum of all policy loan repayments allocated to the fixed account since the previous monthly processing date; plus

(d)	total interest credited to the fixed account since the previous monthly processing date; plus

(e)	the amount of any transfers from the variable subaccounts to the fixed account, including amounts transferred to secure policy loans, since the previous monthly processing date; minus

(f)	the amount of any transfers from the fixed account to the variable subaccounts since the previous monthly processing date; minus

(g)	the portion of any gross withdrawals, policyholder transaction charges, or charges for any face amount decreases allocated to the fixed account since the previous monthly processing date; minus

(h)	the portion of the monthly deduction allocated to the fixed account since the previous monthly processing date.

Death Benefits

If the insured dies while the policy is in force and prior to the policy’s maturity date, we will pay the death benefit when we receive satisfactory proof at our administrative office of the insured’s death. (See “Payments.”) The death benefit will be paid to the beneficiary. (See “Beneficiary.”)

Amount of Death Benefit Payable

The amount of death benefit payable is:

(a)	the base death benefit determined under the death benefit option in effect on the date of the insured’s death; plus

(b)	any supplemental benefits provided by riders, including the adjustable term insurance rider; minus

(c)	any loan balance on that date; minus

(d)	any past due monthly deductions (if death occurred during a grace period).

Under certain circumstances, the amount of the death benefit may be further adjusted. (See “Incontestability” and “Misstatement of Age or Sex.”)

Death Benefit Options

The base death benefit depends on the base face amount, the policy value on the date of death, and the death benefit option in effect on the date of death. The base face amount is the amount of insurance chosen by you for the policy at issue, or as subsequently increased or decreased by you.

Death Benefit Option A.    The base death benefit under option A is the greater of:

(1)	the base face amount at the beginning of the policy month when the death occurs; or

(2)	the policy value on the date of death, multiplied by the applicable death benefit factor from the table of death benefit factors below.

Under option A, the base death benefit ordinarily will not change.

Death Benefit Option B.    The base death benefit under option B is the greater of:

(1)	the base face amount at the beginning of the policy month when the death occurs, plus the policy value on the date of death; or

(2)	the policy value on the date of death, multiplied by the applicable death benefit factor from the table of death benefit factors below.

Under option B, the base death benefit will vary directly with your policy value.

(To see how and when investment performance of the policy may begin to affect the death benefit, please see the hypothetical illustrations in the Statement of Additional Information.)

Death Benefit Factors.    The death benefit factor is a multiple that ranges between two-and-one-half times and one times the policy value. It is 2.50 up to the insured’s attained age 40 and declines thereafter as the insured’s age increases, as specified in the following table.

Table of Death Benefit Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
41	2.43	51	1.78	61	1.28	71	1.13
42	2.36	52	1.71	62	1.26	72	1.11
43	2.29	53	1.64	63	1.24	73	1.09
44	2.22	54	1.57	64	1.22	74	1.07
45	2.15	55	1.50	65	1.20	75-90	1.05
46	2.09	56	1.46	66	1.19	91	1.04
47	2.03	57	1.42	67	1.18	92	1.03
48	1.97	58	1.38	68	1.17	93	1.02
49	1.91	59	1.34	69	1.16	94	1.01
50	1.85	60	1.30	70	1.15	95+	1.00

The death benefit factors are based on current requirements under the Internal Revenue Code. We reserve the right to change the table if the death benefit factors currently in effect become inconsistent with any Federal income tax laws and/or regulations.

Adjustable Term Insurance Rider and Target Face Amount

An adjustable term insurance rider is available to add death benefit coverage on the primary insured, above the base face amount, up to a “target” face amount (initially chosen by you, within certain limits). The target face amount is the sum of the base face amount and the initial adjustable term insurance rider amount. The amount of the rider at each monthly processing date will be determined so that the sum of the rider amount and the base death benefit is equal to:

(1)	the target face amount, if the death benefit option is A; or

(2)	the target face amount plus the policy value, if the death benefit option is B.

The rider amount will decrease when the base death benefit begins increasing to maintain the required multiple of the policy value as described above. The adjustable term insurance rider amount may also increase again if the base death benefit decreases as the policy ages.

If the base death benefit becomes greater than or equal to the target face amount, the amount of the adjustable term insurance rider will become zero. If the rider amount reduces to zero, the rider will not terminate, but will remain attached to the policy in the event that the base death benefit declines below the target face amount again at a later date. The maximum adjustable term insurance rider amount that we will issue is limited to nine times the base face amount.

The relationship of the death benefit to the target face amount also depends on the death benefit option (in each case, the death benefit will still be reduced by any loan balance or unpaid monthly deductions):

•	Option A: The death benefit is the greater of (1) the base death benefit, or (2) the target face amount.

•	Option B: The death benefit is the greater of (1) the base death benefit, or (2) the target face amount plus the policy value.

It may be to your economic advantage to use the adjustable term insurance rider as a part of your insurance coverage. Since target premiums, percentage of premium sales loads, and surrender charges are only associated with the base face amount, use of the adjustable term insurance rider can lower the charges associated with the policy. Use of the adjustable term insurance rider may reduce sales compensation. However, there is an extra charge for this rider (i.e., it increases the cost of insurance charge described below) and the optional death benefit guarantee will not apply to any insurance amount provided by the adjustable term insurance rider.

Example of Death Benefit Calculation.    Assume your base face amount is $150,000, the initial adjustable term insurance rider amount is $100,000, death benefit option A is in effect, and there are no loans or unpaid monthly deductions. The target face amount is therefore $250,000, and assuming the policy value changes as shown below, the following amounts will result:

Age	Death Benefit Factor	Policy Value	Base Death Benefit	Adjustable Term Insurance Rider Amount	Death Benefit
55	1.50	$ 95,000	$150,000	$100,000	$250,000
56	1.46	105,000	153,300	96,700	250,000
57	1.42	107,000	152,940	98,060	250,000

Changing the Death Benefit Option

You select the death benefit option when you apply for the policy. After the policy has been in force at least one year, you may change the death benefit option on your policy, subject to the following rules:

(a)	each change must be submitted by written request received by our administrative office;

(b)	once you change the death benefit option, you cannot change it again for one year;

(c)
if you change the death benefit option from A to B, the total death benefit will remain the same, and the policy’s base face amount will be decreased by an amount equal to the policy value on the date of the change;

(d)
if you change the death benefit option from B to A, the total death benefit will remain the same, and the base face amount will be increased by an amount equal to the policy value on the date of the change. The risk class for the last face amount portion to go into effect which is still in force will apply to the base face amount increase.

The effective date of the change will be the monthly processing date on or following the date when we approve the request for the change. We will send you revised policy data pages reflecting the new death benefit option and the effective date of the change. We do not impose a surrender charge for any decrease in the base face amount occurring as a result of the change, and there is no change to the target premium. Changing the death benefit option may have tax consequences. You should consult a tax advisor before changing the death benefit option.

Changing the Face Amount

You select the policy’s base face amount and adjustable term insurance rider amount, if any, when you apply for the policy. After the policy has been in force at least one year, you may change the base face amount or the adjustable term insurance rider amount on any monthly processing date subject to the following requirements. Any change in amount must be at least $10,000, and the minimum base face amount after the first policy year is $50,000. Once you change the base face amount or the adjustable term insurance rider amount, you cannot change either amount again for one year. No change will be permitted that may disqualify your policy as a life insurance contract under the Internal Revenue Code. Changing the face amount of the policy may have tax consequences. You should consult a tax advisor before changing the face amount.

Increasing the Face Amount.    To increase the policy’s base face amount or adjustable term insurance rider amount, you must:

(a)	submit an application for the increase;

(b)	submit proof satisfactory to us that the insured is an insurable risk; and

(c)	pay any additional premium that is required.

No increases can be made after the insured reaches attained age 75. An increase will take effect on the monthly processing date on or following the day we approve the application for the increase.

The risk class that applies for any increase may be different from the risk class that applies for the policy’s initial base face amount or any other increase. An increase in the base face amount or the adjustable term insurance rider amount will result in an increase in the no-lapse monthly premium. An increase in the base face amount will also increase the target premium and result in additional administrative and sales surrender charges. (See “Surrender Charge.”) If the face amount is increased, the cost of insurance will also increase due to the increased death benefit.

Decreasing the Face Amount.    You may decrease the policy’s base face amount or adjustable term insurance rider amount by submitting a written request. The base face amount may not be decreased below the policy’s minimum base face amount. The no-lapse monthly premium for your policy will be reduced to reflect the decrease. Any decrease will take effect on the later of:

(a)	the monthly processing date on or following the day we receive the request; or

(b)	the monthly processing date one year after the date of the last change in face amount.

A face amount decrease will be used to reduce the face amount in the following order:

(a)	the amount of any adjustable term insurance rider will be reduced until it is equal to zero;

(b)	any previous base face amount increases then in effect will be reduced, starting with the latest increase and continuing in the reverse order in which the increases were made;

(c)	the policy’s initial base face amount will be reduced.

We will deduct a charge from the policy value each time the policy’s base face amount is decreased. (See “Surrender Charge.”)

Effect of Withdrawals on the Death Benefit

A withdrawal will affect your policy’s death benefit in the following respects:

(a)
If death benefit option A is in effect, the policy’s base face amount will be reduced by the gross withdrawal amount. If the base face amount reflects increases in the policy’s initial base face amount, any withdrawal will reduce first the most recent increase, and then the next most recent increase, if any, in reverse order, and finally the policy’s initial base face amount.

b)	If death benefit option B is in effect, the total death benefit is also reduced by the gross withdrawal amount, but the policy’s base face amount is not affected.

Beneficiary

You designate the beneficiary (or beneficiaries) when you apply for the policy. You may change the designated beneficiary (or beneficiaries) by submitting a satisfactory written request to us. The change will take effect on the date the request was signed, but it will not apply to payments we make before we accept the written request. If no beneficiary is living at the insured’s death, we will pay the death benefit proceeds to you, if living, or to your estate.

Surrenders and Partial Withdrawals

Surrenders

You may surrender your policy at any time for its net cash surrender value as calculated at the end of the business day when we receive your request in writing, in good order, at our administrative office. (See “Payments.”)

•	The net cash surrender value is the policy value minus any surrender charge and minus any loan balance.

•	A surrender charge may apply. (See “Surrender Charge.”)

•	Your policy will terminate and cease to be in force when it is surrendered.

•	It cannot later be reinstated if it has been surrendered for its net cash surrender value.

•
We generally will pay the net cash surrender value to you in a lump sum within 7 days after we receive your request unless you request other arrangements. We may postpone payment of surrenders under certain conditions. (See “Payments.”)

•	Surrendering the policy may have tax consequences. (See “Tax Considerations.”)

Withdrawals

You may make withdrawals under your policy at any time during the insured’s life and before the policy has terminated. (See “Payments.”) Requests for withdrawals must be made in writing and will take effect at the end of the business day when we receive your request in good order at our administrative office. The minimum withdrawal amount is $500. The net cash surrender value remaining after a withdrawal must be at least $500.

For each withdrawal after the first in a policy year, there is a transaction charge equal to the lesser of $25 or 2% of the withdrawal amount. If death benefit option A is in effect, a withdrawal may reduce the base face amount of your policy. (See “Effect of Withdrawals on the Death Benefit.”) A portion of the surrender charge will be deducted based on the amount of the decrease in base face amount caused by the withdrawal. (See “Surrender Charge.”) The amount of the withdrawal plus any applicable surrender charge and transaction charge is called the gross withdrawal.

When you request a withdrawal, you should tell us what funding choices the policy value should be deducted from. If you provide no directions, the gross withdrawal will be deducted from your policy value in the variable subaccounts and the fixed account on a pro rata basis. Withdrawals may have tax consequences. (See “Tax Considerations.”)

Transfers

General

You may transfer all or part of your variable account value to one or more of the other variable subaccounts or to the fixed account. There is a $25 charge for each transfer after twelve in a policy year. You may transfer amounts from the fixed account to one or more variable subaccounts only once each policy year. We also reserve the right to limit the maximum amount you can transfer out of the fixed account to the greater of:

(a)	25% of the prior policy anniversary’s unloaned fixed account value; or

(b)	the amount of the prior policy year’s transfer.

The minimum amount that may be transferred out of a variable subaccount or the fixed account is $100 or, if less, the policy value in the variable subaccount or in the fixed account. The amount remaining must be at least $100, or we will transfer the total value.

Transfer requests may be made by satisfactory written requests, or you or your registered representative may make facsimile (FAX) or telephone requests (if we have your written authorization for telephone requests on file). A transfer will take effect on the date we receive the request in good order at our administrative office if it is received by 4:00 p.m. Eastern time; otherwise it will take effect on the following business day. We may, however, defer transfers under the same conditions that we may delay paying proceeds. (See “Payments.”) We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason.

Telephone Transactions.    If we allow telephone requests and your written authorization is on file, we will employ reasonable procedures to determine that telephone transactions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. Telephone requests may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing. There are risks associated with telephone transactions that don’t occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests.

Notice for Facsimile (FAX) Transactions.    You may submit written requests to us by FAX for financial service transactions, such as transfers, withdrawals or other policy changes. Fax requests received at the following number prior to 4 p.m. Eastern Time, in good order with proper signatures and withholding instructions (if applicable), will be processed on the date of receipt. FAX requests sent to any other number will be processed as of the date they are actually received in the Variable Products Division, which may be later than the date sent.

Send FAX Requests to:
Variable Products Division
FAX Number: 205-325-4378
(Or 205-325-2080, if busy)

There are risks associated with FAX transactions and you bear these risks. We are not responsible for any losses or liabilities resulting from unauthorized or allegedly unauthorized FAX transactions that we believe are genuine. FAX correspondence and transactions requests may not always be available. FAX systems can experience outages or slowdowns for a variety of reasons, including weather, power failures, mechanical problems, or simply a large volume of transactions, and these outages or slowdowns may prevent or delay our receipt of your request.

Market timing and Other Impermissible Transfers.    The policies are first and foremost life insurance policies, designed primarily for death benefit protection and perhaps also for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected, or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege. We also reserve the right to require that all transfer requests be made by the owner personally, and not by the registered representative or by any other third party holding a power of attorney. In addition, we can require that each transfer request be made by a separate communication, and we can require that a transfer be submitted in writing and manually signed by the owner.

Dollar-Cost Averaging

The dollar-cost averaging program permits you to systematically transfer an amount from the fixed account or the money market variable subaccount to the other variable subaccounts on a periodic basis prior to the policy’s maturity date. The amount transferred may be (1) a specified dollar amount from each account, or (2) a percentage of the value in each account, or (3) an amount determined from a beginning date to an ending date you select, by reducing the value in each account to zero over the specified period. Dollar-cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually, or annually. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

The minimum automatic transfer of a specified dollar amount is $100. If the transfer is to be made to more than one variable subaccount, a minimum of $25 must be transferred to each variable subaccount selected.

The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may elect to participate in the dollar-cost averaging program at any time by sending a written request to our administrative office. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the fixed account or money market variable subaccount you are transferring from is depleted, or until you cancel your participation in the program by written request or by telephone. There is no additional charge for dollar-cost averaging. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers discussed above. We reserve the right to modify or discontinue offering the dollar-cost averaging program at any time and for any reason. Another method of dollar-cost averaging is for you to allocate monthly premiums directly to the variable subaccounts you desire.

Automatic Asset Rebalancing

Automatic asset rebalancing allows you to set up transfers to occur at selected intervals that will reallocate your policy value according to your current premium allocation percentages. After the transfers, the ratio of the value in each investment option to the value for all the investment options included in automatic rebalancing will equal the percentages chosen by you for each investment option. You may change your allocation percentages for automatic rebalancing at any time. Automatic rebalancing may occur on the same day of the month either quarterly, semi-annually, or annually. If you select the fixed account or the money market variable subaccount in the dollar-cost averaging program, you may not include that option in your automatic asset rebalancing program.

Automatic asset rebalancing provides you with a method for maintaining a consistent approach to investing your policy value over time, and simplifies asset allocation among those investments that you and your advisor have determined represent the appropriate mix at any particular time. You should consider, however, that transfers will be made from investments which have outperformed other investment options since the last reallocation of your policy value to less successful investment options. Automatic rebalancing does not assure a higher or lower investment return over short or long term horizons.

You may elect to participate in the automatic rebalancing program at any time by sending a written request to our administrative office. Once elected, automatic rebalancing remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. There is no additional charge for automatic rebalancing. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers discussed above. We reserve the right to modify or discontinue offering automatic rebalancing at any time and for any reason.

Loans

You may borrow up to 90% of your cash surrender value at any time by submitting a written request to our administrative office. (This percentage may vary in some states.) The cash surrender value is the policy value less any applicable surrender charge. Outstanding loans, including accrued interest, reduce the amount available for new loans. The minimum loan amount is $100. Your policy may terminate if the loan balance becomes greater than the cash surrender value. (See “Premiums to Prevent Termination.”) Policy loans may have income tax consequences. (See “Tax Considerations.”)

When a loan is made, an amount equal to the requested loan and any loan interest must remain in the fixed account or be transferred from variable subaccounts to the fixed account. The amount to be transferred will be deducted from each variable subaccount in the same proportion that the value of each variable subaccount bears to your variable account value unless you specify one or more variable subaccounts from which the loan is to be made.

Interest.    We will charge interest daily on any outstanding loan at an effective annual rate of 4.75%. Interest is due and payable at the end of each policy year while a loan is outstanding. Interest paid on a policy loan generally is not tax-deductible. If, on any policy anniversary, interest accrued since the last policy anniversary has not been paid, the amount of the interest is added to the loan and becomes part of the outstanding loan balance. Interest will be deducted from the variable subaccounts in the same proportion that the value of each variable subaccount bears to your variable account value. On each monthly processing date, the loaned amount will be credited with interest at a minimum guaranteed effective annual rate of 4.0%.

We may also credit additional interest (currently up to an effective annual rate of 0.75%) on any preferred loan amount. Preferred loans are available each policy year following the tenth policy anniversary. The amount available as a preferred loan is 10% of the net policy value, which is the policy value minus any existing loan balance. The policy value will be determined at the time of the loan. If you do not borrow the maximum preferred loan amount in a policy year, the unused amount is not available to increase the preferred loan amount in any subsequent policy year.

Loan Repayment.    You may repay all or part of your loan balance at any time while the insured is living and the policy is in force. Loan repayments must be at least $100 each (or the outstanding loan balance, if less). Upon repayment of the loan balance, the portion of the repayment allocated to a variable subaccount will be transferred from the fixed account to increase the value in that variable subaccount. The repayment will be allocated among the variable subaccounts and the fixed account based on the instructions for net premium allocations then in effect unless you give us other instructions. Any payment received when a loan is outstanding will be treated as a premium unless you tell us it is a loan repayment.

Effect of Policy Loan.    A policy loan will affect your policy in several ways over time, whether or not it is repaid, because the investment results of the variable subaccounts may be less than or greater than the net interest rate credited on the amount transferred to the fixed account securing the loan. First, by comparison to a policy under which no loan has been made, your policy value will be less if this fixed account net interest rate is less than the investment return of the applicable variable subaccounts and greater if the fixed account net interest rate is higher than the investment return of the applicable variable subaccounts.

Second, if the death benefit becomes payable while a policy loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

Third, your policy will terminate if the loan balance exceeds the cash surrender value on any monthly processing date and the no-lapse guarantee or an optional death benefit guarantee is not in effect. We will send you, and any assignee of record, notice of the termination. You will have a 61-day grace period to pay a sufficient additional premium to avoid termination. If your policy terminates, there may be tax consequences.

Loans under modified endowment contracts are treated as distributions for tax purposes. Loans under policies that are not modified endowment contracts are generally not treated as distributions (see the “Tax Considerations” section of this prospectus) except that the tax treatment of the preferred loan amount is unclear, so consult your tax advisor before taking a loan.

Payments

Written requests for payment must be sent to our administrative office or given to an authorized United Investors registered representative for forwarding to this office. We will ordinarily pay any death benefit, loan amount, withdrawal amounts or the net cash surrender value within seven days after we receive (at our administrative office) all the documents and information required for such a payment. Other than the death benefit, which is determined as of the date of the insured’s death, the amount of any payment will be determined as of the date our administrative office receives all required documents and information.

Telephone or FAX requests may be allowed by us in certain circumstances.

We may delay making a payment of any amount from the variable subaccounts or processing a transfer request if:

(a)	the disposal or valuation of the Variable Account’s assets is not reasonably practicable because

(i)	the New York Stock Exchange is closed for other than a regular holiday or weekend,

(ii)	trading is restricted by the SEC, or

(iii)	the SEC declares that an emergency exists; or

(b)	the SEC by order permits postponement of payment to protect our policy owners.

We may defer payment of proceeds from the fixed account for up to six months from the date we receive the request. If we defer payment for more than 30 days, we will pay interest on the amount deferred at an effective annual rate of at least 3.5%. However, we will not defer payment of a withdrawal or policy loan requested to pay a premium due on a United Investors policy. We also may defer making payments attributable to a premium check that has not cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or ‘freeze’ your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, make loans, or continue making payments under your death benefit option. If a policy is frozen, the policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.

The policy offers a wide variety of optional ways of receiving proceeds payable under the policy other than in a lump sum. An authorized United Investors representative can explain these options to you. None of these options varies with the investment performance of a variable subaccount because they are all forms of fixed-benefit annuities.

Policy Reinstatement

The policy may be reinstated at any time within five years after the policy has terminated at the end of the grace period. To reinstate the policy, the policy owner must:

(a)	submit an application for reinstatement;

(b)	provide evidence of insurability satisfactory to us;

(c)	agree to the reduction of the policy value by any loan balance; and

(d)	pay the premium required to reinstate the policy.

The reinstatement date for the policy will be the monthly processing date on or following the day we approve the application for reinstatement. (See the policy form for additional information.) The policy cannot be reinstated if you have surrendered it for the net cash surrender value.

United Investors Life Insurance Company and the Fixed Account

United Investors Life Insurance Company

We are a stock life insurance company, indirectly owned by Torchmark Corporation, an insurance and diversified financial services holding company. We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York.

Published Ratings.    We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor’s Corporation, and Weiss Research, Inc. These ratings reflect the organization’s current opinion of an insurance company’s financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable subaccounts. The claims-paying ability rating as measured by Standard & Poor’s is an opinion of an operating insurance company’s financial capacity to meet its obligations under its outstanding insurance and annuity policies.

The Fixed Account

The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the “fixed account.” It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

The fixed account is part of our general account assets. It is not a separate account. Amounts allocated to the fixed account are credited with interest at rates determined in our sole discretion, but in no event will interest credited on these amounts be less than an effective annual rate of 3.5%. The current interest rate is the guaranteed minimum interest rate plus any excess interest rate. The current interest rate is determined periodically. The current interest rate will be guaranteed for at least a one-year period. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 3.5% per year. We may credit interest at a rate in excess of 3.5% per year, but any excess interest credited will be determined in our sole discretion. The fixed account may not be available in all states.

Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the fixed account.

As the policy owner, you determine the allocation of policy value to the fixed account. There are significant limits on your right to transfer policy value into and out of the fixed account. (See “Transfers.”).

The Variable Account and the Portfolios

The Variable Account

The variable subaccounts are divisions of the Titanium Universal Life Variable Account (the “Variable Account”). We established the Variable Account as a segregated asset account on September 15, 1999. The Variable Account will receive and invest the premiums allocated to the variable subaccounts. Our Variable Account is currently divided into 31 subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses (whether or not realized) arising from the assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Variable Account or arising out of any other business we may conduct.

The assets in the Variable Account are our property and we are obligated to pay all benefits under the policy. However, the assets allocated to the variable subaccounts under the policy attributable to the policy values are not chargeable with liabilities arising out of any other business that we may conduct.

The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. It meets the definition of a “separate account” under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Changing the Variable Account

We have the right to make changes to, and to modify how we operate, the Variable Account. Specifically, we have the right to:

(a)	add subaccounts to, or remove subaccounts from, the Variable Account;

(b)	combine the Variable Account with other separate accounts;

(c)	replace the shares of a portfolio by substituting shares of another portfolio of the Funds or another investment company

(1)	if shares of the portfolio are no longer available for investment, or

(2)	if, in our judgment, continued investment in the portfolio is inappropriate in view of the purposes of the Variable Account;

(d)	end the registration of the Variable Account under the 1940 Act;

(e)
disregard instructions from policy owners (only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation) regarding a change in the investment objectives of a portfolio or the approval or disapproval of an investment advisory agreement; and

(f)
operate the Variable Account or one or more of its subaccounts in any other form allowed by law, including a form that permits direct investments in individual securities (rather than solely investments in a mutual fund shares).

The Portfolios

Each subaccount of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

The following 31 mutual fund portfolios are currently offered to policy owners through the subaccounts of the Variable Account. The following table summarizes each portfolio’s investment objective(s) and identifies its investment advisor (and subadvisor, if applicable). There is no assurance that any of the portfolios will achieve its stated objective(s). You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.

Portfolio	Investment Advisor or Subadvisor	Investment Objectives and Certain Policies

AIM V.I. Capital Appreciation Fund— Series I Shares	AIM Advisors, Inc. (Investment Advisor)
Seeks growth of capital. Invests principally in common stock of companies believed to be likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Core Equity Fund— Series I Shares	AIM Advisors, Inc. (Investment Advisor)
Seeks growth of capital. Invests at least 80% of its net assets in equity securities, including convertible securities, of established companies that have long-term, above-average growth in earnings and dividends, and growth companies that have potential for above-average growth in earnings and dividends.

AIM V.I. Growth Fund— Series I Shares	AIM Advisors, Inc. (Investment Advisor)	Seeks growth of capital. Invests principally in seasoned and better capitalized companies considered to have strong earnings momentum.

AIM V.I. International Growth Fund— Series I Shares	AIM Advisors, Inc. (Investment Advisor)
Seeks long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund intends to invest at least 70% of its total assets in marketable equity securities of foreign companies, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

AIM V.I. Premier Equity Fund— Series I Shares	AIM Advisors, Inc. (Investment Advisor)
Seeks long-term growth of capital. Income is a secondary objective. Invests normally, at least 80% of its net assets in equity securities, including convertible securities. The portfolio managers focus on undervalued equity securities.

Alger American Growth Portfolio— Class O Shares	Fred Alger Management, Inc. (Investment Advisor)
Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Portfolio	Investment Advisor or Subadvisor	Investment Objectives and Certain Policies

Alger American Income & Growth Portfolio— Class O Shares	Fred Alger Management, Inc. (Investment Advisor)
Primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Alger American Leveraged AllCap Portfolio—Class O Shares	Fred Alger Management, Inc. (Investment Advisor)
Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American MidCap Growth Portfolio—Class O Shares	Fred Alger Management, Inc. (Investment Advisor)
Seeks long-term capital appreciation. It focuses on mid-size companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P® MidCap 400 Index.

Alger American Small Capitalization Portfolio—Class O Shares	Fred Alger Management, Inc. (Investment Advisor)
Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000® Growth Index or the S&P® SmallCap 600 Index.

Dreyfus VIF- Appreciation Portfolio— Initial Shares	The Dreyfus Corporation (Investment Advisor)
Seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The portfolio invests in common stocks focusing on ‘blue chip’ companies with total market values of more than $5 billion at the time of purchase.

Dreyfus VIF-Money Market Portfolio	The Dreyfus Corporation (Investment Advisor)
Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market, the portfolio is subject to maturity, quality and diversification requirements designed to help maintain a stable share price of $1.00. The portfolio invests in a diversified portfolio of high-quality, short-term debt securities.

Dreyfus VIF-Quality Bond Portfolio— Initial Shares	The Dreyfus Corporation (Investment Advisor)
Seeks to maximize current income as is consistent with the preservation of capital and the maintenance of liquidity. The portfolio invests at least 80% of net assets in bonds that, when purchased, are rated A or better, or are at the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Portfolio	Investment Advisor or Subadvisor	Investment Objectives and Certain Policies

Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	The Dreyfus Corporation (Investment Advisor)
Seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of companies that Dreyfus believes meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Evergreen VA Equity Index Fund— Class 1 Shares	Evergreen Investment Management Company, LLC (Investment Advisor) Tattersall Advisory Group, Inc. (Investment Subadvisor)
Seeks investment results that achieve price and yield performance similar to the Standard and Poor’s 500 Price Index (S&P 500 Index). The fund’s investment advisor uses a passive management approach and purchases all or a representative composite of the stocks comprising the S&P 500 Index which is an un-managed index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

Evergreen VA Foundation Fund— Class 1 Shares	Evergreen Investment Management Company, LLC (Investment Advisor) Tattersall Advisory Group, Inc. (Investment Subadvisor)
Seeks capital growth and current income. The fund invests principally in a combination of equity and debt securities. Common stocks are selected on potential for capital growth. Fixed income securities are selected based on investment advisor’s projections of interest rates, varying amounts and maturities in order to achieve capital protection and, when possible, capital growth. Under normal circumstances, the fund anticipates that at least 25% of its net assets will consist of fixed income securities.

Evergreen VA Global Leaders Fund— Class 1 Shares	Evergreen Investment Management Company, LLC (Investment Advisor) Tattersall Advisory Group, Inc. (Investment Subadvisor)
Seeks to provide investors with long-term capital growth. The fund normally invests at least 65% of its assets in a diversified portfolio of companies located in the world’s major industrialized countries. The fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its assets in one country. The fund invests in the best 100 companies which are selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.

Evergreen VA Small Cap Value Fund— Class 1 Shares	Evergreen Investment Management Company, LLC (Investment Advisor) Tattersall Advisory Group, Inc. (Investment Subadvisor)
Seeks capital growth in the value of its shares. The fund invests primarily in common stocks of small companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, at the time of purchase). The fund seeks to limit the investment risk of small company investing by seeking stocks that trade below what the manager considers their intrinsic value. The fund looks specifically for various growth triggers, or catalysts, that will bring the stock’s price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Portfolio	Investment Advisor or Subadvisor	Investment Objectives and Certain Policies

INVESCO VIF- Core Equity Fund	INVESCO Funds Group, Inc. (Investment Advisor)
The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in common stocks. At least 50% of common stocks which the Fund holds will be dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund’s equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will normally invest up to 5% of its assets in debt securities, generally corporate bonds that are rated investment grade or better.

INVESCO VIF- Technology Fund	INVESCO Funds Group, Inc. (Investment Advisor)
Seeks capital appreciation and invests in strong growth companies engaged in various technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure and networking. The fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a fund share may rise or fall rapidly.

INVESCO VIF- Utilities Fund	INVESCO Funds Group, Inc. (Investment Advisor)
Seeks capital appreciation and income through investments in companies that produce, generate, transmit or distribute natural gas or electricity, and in companies that provide telecommunication services including local, long distance and wireless, and excluding broadcasting. In general, the fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years.

MFS® Emerging Growth Series	Massachusetts Financial Services Company (Investment Advisor)
Seeks to provide long-term growth of capital. The series normally invests at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

MFS® Investors Trust Series	Massachusetts Financial Services Company (Investment Advisor)
Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The series normally invests at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series generally focuses on companies with larger market capitalizations that are believed to have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

Portfolio	Investment Advisor or Subadvisor	Investment Objectives and Certain Policies

MFS® Research Series	Massachusetts Financial Services Company (Investment Advisor)
Seeks to provide long-term growth of capital and future income. The series normally invests at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management.

MFS® Total Return Series	Massachusetts Financial Services Company (Investment Advisor)
Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income. The series is a “balanced fund” and invests in a combination of equity and fixed income securities.

Scudder VIT EAFE® Equity Index Fund	Deutsche Asset Management Inc. (Investment Advisor)
Seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE® Index, which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. EAFE® is a trademark and the exclusive property of MSCI, and has been licensed for use by the Fund’s investment advisor.

Scudder VIT Small Cap Index Fund	Deutsche Asset Management Inc. (Investment Advisor)
Seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000® Small Stock Index which emphasizes stocks of small U. S. companies. Russell 2000® is a trademark of the Frank Russell Company and has been licensed for use by the fund’s investment advisor.

Strong Mid Cap Growth Fund II	Strong Capital Management, Inc. (Investment Advisor)
The Mid Cap Growth Fund II invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund’s managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines “medium-capitalization companies” as companies with a market capitalization substantially similar to that of companies in the Russell Midcap Index at the time of investment.

Strong Opportunity Fund II	Strong Capital Management, Inc. (Investment Advisor)
The Opportunity Fund II invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund’s manager believes are underpriced, yet have attractive growth prospects. The manager bases the analysis on a company’s “private market value”—the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company’s private market value based on a fundamental analysis of a company’s cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company’s private market value.

Portfolio	Investment Advisor or Subadvisor	Investment Objectives and Certain Policies

Templeton Foreign Securities Fund— Class 2	Templeton Investment Counsel, LLC (Investment Advisor)	Seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its total net assets in foreign securities, including emerging markets.

Templeton Global Asset Allocation Fund—Class 2	Templeton Investment Counsel, LLC (Investment Advisor)
Seeks high total return. Under normal market conditions, the Fund invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The mix of investments will be adjusted to seek to capitalize on total return potential produced by changing economic conditions throughout the world.

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment advisor or manager, the same investment objectives and policies, and a very similar name.

We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisors (or their affiliates) in connection with administration, distribution, or other services provided with respect to the portfolios and their availability through the policies. The amount we receive, if any, may be different for different portfolios, and may depend on how much of our policy value is invested in the applicable portfolios. Currently, these payments or revenues range from 0.15% to 0.25% of our investment in the portfolios.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the underlying mutual funds that are held by the Variable Account (or any of its subaccounts) or that the Variable Account (or any of its subaccounts) may purchase. We reserve the right to eliminate the shares of any of the portfolios of the underlying mutual funds and to substitute shares of another portfolio of the underlying mutual funds or any other investment vehicle or of another open-end, registered investment company if:

(a)	laws or regulations are changed;

(b)	the shares of the underlying mutual funds or one of its portfolios are no longer available for investment; or

(c)	in our judgment, further investment in any portfolio becomes inappropriate in view of the purposes of the subaccount.

We will not substitute any shares attributable to your interest in a subaccount of the Variable Account without notice and prior approval of the SEC and the insurance regulator of the state where the policy was delivered, if required. Nevertheless, the representations in this prospectus will not prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by policy owners.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in a new portfolio of the mutual funds, or in shares of another investment company or suitable investment, with a specified investment objective. We may establish new variable subaccounts when, in our sole discretion, marketing needs or investment conditions warrant. We may make available any new variable subaccounts to existing policy owners, and will do so on a basis that we will determine. We may also eliminate one or more variable subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the policies, the Variable Account may be:

(a)	operated as a management company under the 1940 Act;

(b)	deregistered under that Act in the event such registration is no longer required; or

(c)	combined with other United Investors separate accounts.

Voting Portfolio Shares

We are the legal owner of portfolio shares held in the subaccounts of the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the portfolios. However, to the extent required by law, we will vote shares held in the variable subaccounts at meetings of the shareholders of the portfolios in accordance with instructions received from policy owners. The mutual funds generally do not hold regular annual shareholder meetings. To obtain voting instructions from policy owners before a meeting of shareholders of a particular portfolio, we may send voting instruction material, a voting instruction form and any other related material to policy owners with policy value in the variable subaccount corresponding to that portfolio. We will vote shares held in a variable subaccount for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable Federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the portfolios in our own right, then we may elect to do so. We may, if required by state insurance officials, disregard policy owners’ voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable Federal regulations. If we ever disregard voting instructions, policy owners will be advised of that action and of our reasons for doing so in our next report to policy owners.

Charges and Deductions

We deduct the charges described below from your premiums or your policy value. Certain of the charges depend on a number of variables, and some of them are illustrated in the hypothetical illustrations in the Statement of Additional Information. The charges are for the services and benefits provided, costs and expenses incurred and risks assumed by us under or in connection with the policy. We intend to make a profit from these charges.

Services and benefits we provide include:

(a)	the death benefits, cash and loan benefits provided by the policy;

(b)	funding choices, including net premium allocations, dollar-cost averaging programs, and automatic asset rebalancing programs;

(c)	administration of various elective options under the policy (including riders); and

(d)	the distribution of various reports to policy owners.

Costs and expenses we incur include:

(a)	those associated with underwriting applications and changes in face amount and riders;

(b)	various overhead and other expenses associated with providing the services and benefits provided by the policy (and riders);

(c)	sales and marketing expenses;

(d)	Federal, state and local premium and other taxes and fees; and

(e)	other costs of doing business, such as complying with Federal and state regulatory requirements.

Risks we assume include the risks that:

(a)	insureds may die sooner than estimated, resulting in the payment of greater death benefits than expected; and

(b)	the costs of providing the services and benefits under the policy (and riders) will exceed the charges deducted.

Premium Expense Charges

We deduct premium expense charges from each premium before allocating the resulting net premium to the policy value. These charges consist of three types:

(a)
2.5% of each premium is deducted for state and local premium taxes (premium taxes may vary from state to state, ranging from zero to 4%, and the 2.5% rate approximates the average expense we incur for these premium taxes);

(b)	1.5% of each premium is deducted for our estimate of the cost of the Federal income tax treatment of deferred acquisition costs; and

(c)	4% of each premium is deducted as a sales load, until premiums paid equal 10 times the target premium for the policy.

The “target premium” is not the planned premium that you intend to pay. The target premium is used only to calculate the sales load part of the premium expense charge, and to calculate the sales surrender charge (discussed below). A target premium is determined for the initial base face amount, and an additional target premium is determined for each increase in the base face amount, based on the insured’s age, sex, and risk class. The target premium may be more or less than the no-lapse monthly premium depending on any additional benefits that have been added to the policy. Your specific target premium will be specified on the policy data page of your policy.

An addition to the target premium will be made when the base face amount is increased, and a new sales load will be deducted in determining the net premium. The new sales load will equal 4% of the premiums paid after the effective date of the increase which are allocated to the increase, until the premiums allocated to the increase equal 10 times the increase in the target premium. Premiums paid after the effective date of the increase will be allocated in proportion to the target premium for each portion of the base face amount.

Mortality and Expense Risk Charge

We deduct a daily charge from assets in the variable subaccounts for certain mortality and expense risks we bear. This charge is at an effective annual rate of 0.75% of the Variable Account assets during the first ten policy years, 0.50% during the second ten years, and 0.25% thereafter. We guarantee not to increase the mortality and expense risk charge above these annual rates. The mortality and expense risk charge does not apply to fixed account assets. We expect a profit from this charge. Our profit, if any, from this charge may be used for any purpose, including distribution expenses.

Monthly Deduction

We deduct a monthly deduction from your policy value on the policy’s effective date and on each monthly processing date. This charge is deducted from the Variable Account and the fixed account on a pro rata basis. The monthly deduction for each policy consists of:

(a)	the cost of insurance charge discussed below;

(b)	a monthly policy charge (currently this is $6.00 per month; it may increase to a maximum charge of $30.00 per month for the first policy year and $10.00 per month for renewal years); and

(c)	charges for any supplemental benefits added by riders to the policy. (See “Supplemental Benefits.”)

Surrender Charge

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records, and policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

If you surrender the policy before the beginning of the 15th policy year, we will deduct a surrender charge based on its base face amount at issue. We also deduct the surrender charge if you surrender the policy before the beginning of the 15th year following an increase in its base face amount (based on the amount of the increase). The surrender charge will be deducted before any surrender proceeds are paid. A portion of the surrender charge will also be deducted for any base face amount decreases you request, or if the base face amount decreases due to a withdrawal from your policy value. (See “Impact of Changes in Base Face Amount on Surrender Charge”.)

The surrender charge consists of two types of charges, an administrative surrender charge and a sales surrender charge. The administrative surrender charge is $4.00 per $1,000 of base face amount for the first nine policy years (or the first nine years after a base face amount increase) and declines each year thereafter until it reaches zero after the 14th policy year:

Policy Year:	1-9	10	11	12	13	14	15 & up

Charge per $1,000 of Base Face Amount:	$4.00	$3.33	$2.67	$2.00	$1.33	$0.67	$0.00

The sales surrender charge is a percentage of actual premiums paid up to a maximum based on target premiums. Your target premium is specified on your policy data page. The percentages of premium are:

Policy	Years 1-2: 26% of premium paid up to one target premium, plus 6% of premium paid above one target premium up to two target premiums, plus 5% of premium paid above two target premiums.

Policy	Years 3-9: 46% of premium paid up to one target premium, plus 44% of premium paid above one target premium up to two target premiums.

The sales surrender charge at the end of the 9th policy year (after the issue date or the date of an increase in the base face amount) will be reduced to zero at the beginning of the 15th policy year by reducing the charge each year by one-sixth of the amount of the charge in effect at the end of the 9th policy year.

Example of Surrender Charge Calculation.    Assume the base face amount on your policy is $100,000 and the insured is age 50 when the policy was issued. The target premium for the policy is $1,880. Assuming that you pay a $2,500 premium at the beginning of each policy year, the resulting surrender charge for each policy year is:

Policy Year	Administrative Surrender Charge	Sales Surrender Charge	Total Surrender Charge
1	$400	$ 526	$ 926
2	400	664	1,064
3	400	1,692	2,092
4	400	1,692	2,092
5	400	1,692	2,092
6	400	1,692	2,092
7	400	1,692	2,092
8	400	1,692	2,092
9	400	1,692	2,092
10	333	1,410	1,743
11	267	1,128	1,395
12	200	846	1,046
13	133	564	697
14	67	282	349
15	0	0	0

Impact of Changes in Base Face Amount on Surrender Charge.    If you request a decrease to the base face amount while surrender charges are in effect, or take a withdrawal that decreases the base face amount, we will deduct a portion of the surrender charge. Decreases in the base face amount as a result of a death benefit option change do not cause a surrender charge deduction. Similarly, increases in the base face amount as a result of death benefit option changes do not result in an increase in the maximum surrender charge. All other increases in the base face amount will increase the maximum surrender charge.

For decreases that cause a portion of the surrender charge to be deducted, the calculation of the charge varies for each type of surrender charge. The administrative surrender charge deduction will be in proportion to the amount of the base face amount decrease, and the future administrative surrender charge will be reduced by the amount of the deduction.

The amount of the sales surrender charge deduction will depend on the relationship of the premiums paid to the target premium for each portion of the base face amount. When the decrease is made, the target premium for each portion of the base face amount will be reduced in proportion to the amount of the base face amount decrease. If the new target premium for each portion of the base face amount is greater than or equal to the premiums paid which have been allocated to that portion, there will be no deduction, although the future maximum sales surrender charge will be lower than before the decrease occurred. If the new target premium for each portion of the base face amount is less than the premiums paid which have been allocated to that portion, the deduction will be the difference between the sales surrender charge before the decrease and the sales surrender charge after the decrease. The sales surrender charge after the decrease will be recalculated as if the new target premium for each portion of the base face amount had always been in effect for that portion.

In the example above, if you choose to decrease the base face amount in the 9th policy year from $100,000 to $75,000 (a 25% reduction), the administrative surrender charge will be reduced from $400 to $300. Based on the premium paid and the new target premium of $1,410, the sales surrender charge will reduce from $1,692 to $1,269, which is also a 25% decrease. The combined reduction in surrender charges of $523 will be deducted from your policy value. Future surrender charges after the decrease will also be reduced by 25% from the amounts shown in the chart above.

Transaction Charges

We may charge you for exceeding a certain number of policy transactions in a policy year.

Withdrawals.    For each withdrawal after the first in a policy year, we will deduct the lesser of $25 or 2% of the withdrawal amount from your policy value.

Transfers between Subaccounts and/or the Fixed Account.    We will deduct $25 for each transfer after the 12th in a policy year. Transfers under the dollar cost averaging and the automatic asset rebalancing program are not counted against the limit of 12 free transfers.

Policy Illustrations.    The first illustration of policy values you request each policy year will be free. For subsequent illustration requests each policy year, we will deduct $25 from your policy value.

Cost of Insurance Charge

The cost of insurance is the primary charge for the death benefit provided by your policy. The cost of insurance charge depends on a number of variables that cause the charge to vary from policy to policy and from monthly processing date to monthly processing date. Your policy’s specifications page will indicate the maximum cost of insurance charge per $1,000 of face amount applicable to your policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses. The cost of insurance charge is equal to (a) multiplied by the result of (b) minus (c) where:

(a)	is the cost of insurance rate divided by 1,000;

(b)	is the death benefit at the beginning of the policy month; and

(c)	is the policy value at the beginning of the policy month.

The amount by which the death benefit exceeds the policy value is called the net amount at risk.

The policy value used in this calculation is the policy value before deduction of the monthly cost of insurance charge (for both the base face amount and the adjustable term insurance rider) and the cost of insurance for any disability waiver of monthly deductions rider, but after monthly deductions for any other riders and charges. If there is any adjustable term rider amount or if there have been any increases in the base face amount, then separate charges will be calculated for each portion of the death benefit.

The cost of insurance rate is the rate applied to the net amount at risk to determine the monthly cost of insurance charge. The cost of insurance rate is based on the insured’s attained age, sex, and applicable risk class as well as the size of the base face amount (lower cost of insurance rates currently apply for face amounts greater than $250,000) and the duration of the policy. We currently place insureds in the following risk classes (available for male or female) when we issue the policy (or approve an increase in the base face amount), based on our underwriting:

•	Preferred;

•	Standard Non-Tobacco;

•	Standard Tobacco;

•	Substandard Non-Tobacco; and

•	Substandard Tobacco.

Cost of insurance rates are lowest for the preferred risk class and highest for the substandard tobacco class.

The original risk class applies to the policy’s initial face amount. If an increase in face amount is approved, a different risk class may apply to the increase, based on the insured’s circumstances at the time of the increase. If you have selected death benefit option A, and if there have been any increases in the base face amount, the policy value will be considered a part of the initial base face amount when the charge is calculated. If the policy value exceeds the initial base face amount, the excess will be considered part of the increases in base face amount in the order of the increases.

We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the policy. The maximum cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Male or Female, Smoker or Non-Smoker, or for substandard classes, a multiple of the tables and/or a flat addition to the tables. (See “Hypothetical Illustrations” in the Statement of Additional Information for examples showing the effects of the cost of insurance charge.)

Other Charges

In most cases, there is an additional charge for each rider that you elect. See “Supplemental Benefits and Riders,” below.

For information about the investment advisory fees and other expenses incurred by the portfolios, see the “Fee Table” of this prospectus and the accompanying prospectuses for the underlying mutual funds.

Supplemental Benefits and Riders

Your policy may have supplemental benefits which are attached to the policy by rider. A charge will be deducted monthly from your policy value for most supplemental benefits. Each supplemental benefit is subject to its own requirements as to eligibility and cost. You may cancel supplemental benefits at any time. More details will be included in your policy if you choose any of these benefits. Some of the supplemental benefits listed below may not be available in all states, and from time to time, we may make available supplemental benefits other than those listed below. Contact your registered representative or our administrative office for a complete list of the supplemental benefits available in your state.

Terms and conditions for each supplemental benefit are specified in the applicable rider; the following are only brief descriptions.

Accelerated Death Benefit Rider.    This benefit is automatically provided in states approving the rider, and allows accelerated payment of up to 75% of the death benefit (in a lump sum only) while the insured is still alive, if the insured is diagnosed as having a terminal illness expected to cause death within 12 months (unless a different period is required by state law). There is no charge for this rider prior to the time the accelerated benefits are paid. The maximum benefit available is the lesser of 75% of the policy death benefit or $250,000. Exercise of this rider will reduce the other benefits under the policy under a formula set forth in the rider. Issue age is 0-75.

Accidental Death Benefit Rider.    This rider provides an additional death benefit payable if the insured dies as a result of an accident before age 70. The cost of insurance for this rider is $0.10 per $1,000 of rider coverage amount per month. Addition of this rider will increase both the minimum and target premiums. Issue age is 0-60.

Additional Insured Term Insurance Rider.    This benefit allows you to provide for death benefits on up to five family members (spouse and/or children). The additional insured cannot be more than five years older than the primary insured. This rider provides term insurance coverage on each additional insured until the policy anniversary nearest the additional insured’s 100th birthday. Coverage may be converted through age 75. Cost of insurance rates vary based on the attained age, sex, and risk class of each insured. Addition of this rider will increase both the minimum and target premiums. The additional insured must provide evidence of insurability satisfactory to us to be insured under this rider. The minimum issue amount is $50,000. Issue age is 0-75.

Adjustable Term Insurance Rider.    This rider is available to add death benefit coverage on the primary insured to your policy. The initial amount of coverage is chosen by you within certain limits, and will reduce to keep the target face amount level if the base death benefit increases due to Internal Revenue Code requirements. The maximum issue is nine times the base face amount and the minimum issue amount is $1,000. There is an additional cost for this rider. Cost of insurance rates vary based on the attained age, sex, and risk class of the primary insured. Addition of this rider will increase the minimum premium but will not increase the target premium. This rider is subject to satisfaction of evidence of insurability requirements. Issue age is 0-75. (See “Death Benefits.”).

Change of Person Insured Rider.    This benefit allows you to change the person insured under the policy. Satisfactory evidence of insurability must be provided for the proposed new insured. Future charges under the policy will change, but the policy value will remain the same as of the date of the change. Under current Federal tax law, the exercise of this benefit is taxed as if the policy were surrendered in full for cash. Changing the person insured under the policy may have tax consequences. There is no additional charge for this rider. Issue age is 0-75.

Children’s Term Insurance Rider.    This benefit allows you to add death benefit coverage for your children. The rider provides from $1,000 to $10,000 term insurance on each child. Coverage is available until the earliest of the child’s age 25, primary insured’s age 65, or upon death of the primary insured. Coverage may be converted to permanent insurance for an amount up to five times the amount of insurance provided by this rider. There is an additional charge for this rider. The monthly cost of insurance for this rider is $1.00 per $1,000 of rider coverage amount per month. Addition of this rider will increase both the minimum and target premiums. This rider is subject to satisfactory evidence of insurability. Issue ages 14 days to 21 years of age.

Death Benefit Guarantee Rider.    This rider provides that your base face amount will remain in force regardless of the sufficiency of the net cash surrender value for the guarantee period you selected at the time of application, provided certain conditions are met. The two guarantee periods available are (a) later of the insured’s age 65 or 10 policy years; or (b) the lifetime of the insured, or the maturity date. To keep the selected guaranteed period in force, a required premium must be paid. Both available guarantee periods require the payment of higher premiums, and the guarantee does not apply to any rider benefits. As long as the guarantee is in force, we will deduct a monthly charge from your policy value. This charge is currently $0.005 per $1,000 of base face amount, and is guaranteed never to exceed $0.01 per $1,000 of base face amount. Addition of this rider will increase the minimum premium but will not increase the target premium. This rider may not be available in all states. Issue age is 0-75 in most states. (See “Optional Death Benefit Guarantee” and “State Variations.”)

Disability Waiver of Monthly Deduction Rider.    The benefit provides for waiver of monthly deductions after the insured has been totally disabled for six months. The disability must commence after the policy’s effective date and prior to age 60. The waiver continues as long as total disability continues. The rider ends at the insured’s age 60, except for any benefits resulting from total disability which began prior to age 60. If you add this rider to your policy, you may not add the disability waiver of specified premium rider. Cost of insurance rates for this rider are based on the attained age and sex of the insured. Addition of this rider will increase both the minimum and target premiums. Issue age is 15-55.

Disability Waiver of Specified Premium Rider.    This benefit provides that we credit a specified premium amount monthly to your policy after the insured has been totally disabled for six months. At the time of application, you select the amount of premium to be credited (subject to our limits). The specified premium amount cannot exceed the guideline annual premium. The disability must commence after the policy’s effective date and prior to age 60. The waiver continues as long as total disability continues. The rider terminates at the insured’s age 60, except for any benefits resulting from total disability which began prior to age 60. If you add this rider to your policy, you may not add the disability waiver of monthly deduction rider. Cost of insurance rates for this rider are based on the attained age and sex of the insured. Addition of this rider will increase both the minimum and target premiums. Issue age is 15-55.

Option to Purchase Additional Insurance Rider.    This rider will allow you to increase your policy’s base face amount at specified option dates without providing evidence of insurability. The risk class that applies to the increase will be the same risk class as the original base face amount. Regular option dates are the policy anniversaries nearest the insured’s 22nd, 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Certain additional option dates are available subject to rider provisions. Cost of insurance rates vary based on the issue age of the insured, and are payable until the policy anniversary nearest the insured’s 40th birthday. Addition of this rider will increase both the minimum and target premiums. The minimum issue amount is $10,000. The maximum increase amount is $50,000. Issue age is 0-39.

Tax Considerations

The following discussion is general and is not intended as tax advice.

Introduction

The following summary provides a general description of the Federal income tax considerations relating to the policy. This summary is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific policy involved, tax advice from a qualified tax advisor may be needed by a person contemplating the purchase of a policy or the exercise of certain elections under the policy. These comments concerning Federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Further, these comments do not take into account any Federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a policy or the exercise of certain elections under the policy. For complete information on such Federal and state tax considerations, a qualified tax advisor should be consulted. We do not make any guarantee regarding the tax status of any policy, and the following summary is not intended as tax advice.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policies should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if the maximum permissible amount of premiums is paid under such a policy. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premium payments and policy values, have not been explicitly addressed in published rulings. While we believe that the policies do not give policy owners investment control over Variable Account assets, we reserve the right to modify the policies as necessary to prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of the Variable Account be “adequately diversified” in order for the policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the underlying mutual funds will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General.    We believe that the death benefit under a policy should be excludable from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts.    Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts,” with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a modified endowment contract. The determination of whether a policy constitutes a modified endowment contract generally depends on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. Under our current procedures, the policy owner will be notified at the time a policy is issued whether, according to our calculations, the policy is or is not classified as a modified endowment contract based on the premium then received. A current or prospective policy owner should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a modified endowment contract.

Distributions Other than Death Benefits from Policies Classified as Modified Endowment Contracts.    Policies classified as modified endowment contracts will be subject to the following tax rules:

(1)
First, all distributions, including distributions upon surrender and benefits paid at maturity, from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the “investment in the policy” (described below) at such time.

(2)	Second, loans taken from, or secured by, such a policy (including unpaid loan interest that is added to the principal of a loan) are treated as distributions from such a policy and taxed accordingly.

(3)	Third, a 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

(a)	is made on or after the policy owner reaches actual age 59 1/2;

(b)	is attributable to the policy owner’s becoming disabled; or

(c)
is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other than Death Benefits from Policies that Are Not Modified Endowment Contracts.    Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy.    Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

Loans.    Interest paid on a policy loan generally is not tax-deductible. If a policy loan is outstanding when a policy is surrendered or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. The policy owner should consult a competent tax advisor if the deductibility of interest paid on a policy loan is an important issue.

Multiple Policies.    All modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in gross income.

Withholding.    To the extent that distributions are taxable, they are generally subject to withholding for your federal income tax liability. You can generally elect by written request, however, not to have tax withheld from distributions.

Accelerated Death Benefit Rider.    We believe that payments received under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary except in certain business arrangements. (See “Accelerated Death Benefit Rider” for more information regarding the rider.) However, you should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Alternative Minimum Tax.    Taxpayers who may be subject to the Alternative Minimum Tax should consult a tax advisor as to the consequences of owning the policy.

Other Policy Owner Tax Matters.    The tax consequences of continuing the policy beyond the insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the policy in force beyond the insured’s 100th year.

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. In addition, the Internal Revenue Service has recently proposed changes to the rules governing split dollar life insurance arrangements. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax advisor.

The transfer of the policy or designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under Federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of Federal, state, and local estate, inheritance, generation-skipping and other taxes.

Split-Dollar Arrangements.    The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations.    Prospective owners should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to tax shelters.

Possible Tax Law Changes.    Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax advisor with respect to legal developments and their effect on the policy.

Taxation of United Investors

We incur state and local premium taxes, and Federal income taxes resulting from the treatment of deferred acquisition costs. The amount of the charge we deduct for such taxes is discussed above under “Charges and Deductions.” At the present time, we make no charge to the Variable Account for any other Federal, state or local taxes that it incurs which may be attributable to the Variable Account or to the policies. Nevertheless, we reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The policies described in this prospectus contain guaranteed purchase rates for certain payment options that generally distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with their legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a policy may be purchased.

Sale of the Policies

United Securities, Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado, is a principal underwriter of the policies. United Securities is a corporation organized under the laws of the state of Nevada in 1994. The underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. United Investors and the underwriter may enter into written sales agreements with various other broker-dealers to aid in the sale of the policies. A commission plus bonus compensation may be paid to broker-dealers or agents in connection with sales of the policies. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make loans to or for the benefit of the principal underwriter or other broker-dealers.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the withdrawal charge;

•	the cost of insurance charge;

•	the mortality and expense risk charge;

•	revenues, if any, received from the underlying portfolios or their managers; and

•	investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the Variable Account.

Pending regulatory approvals, United Investors intends to distribute the policy in all states, except New York, and in certain possessions and territories.

We offer the policies to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

State Variations

The prospectus and Statement of Additional Information provide a general description of the policy. Certain provisions of your policy may be different than the general description in this prospectus because of legal requirements in your state. Your actual policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our administrative office for specific information.

For Policies issued to residents of the state of Florida:

There are limitations to the optional death benefit guarantee rider periods as follows:

•	No lifetime of the insured or to the maturity date guarantee is available.

•	The later of the insured’s age 65 or 10 policy years guarantee is only available at the following ages and risk classes:

Male/Risk Class: Preferred and Non-Tobacco only/Ages 20-63

Female/Risk Class: Preferred and Non-Tobacco only/Ages 20-67

For Policies issued to residents of the states of Massachusetts, Minnesota, Texas and Utah:

There is no optional death benefit guarantee rider available.

For Policies issued to residents of the state of Missouri:

Suicide is no defense to payment of life insurance benefits nor is suicide while insane a defense to payment of accidental death benefits, if any, under this policy where the policy is issued to a Missouri citizen, unless the insurer can show that the insured intended suicide when he applied for the policy, regardless of any language to the contrary in the policy.

Legal Proceedings

United Investors and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, United Investors believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them or the Variable Account.

Financial Statements

Our financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Variable Account’s financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the policies. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to us at our administrative office.

Glossary

Administrative Office	P.O. Box 10287, Birmingham, Alabama 35202-0287, (800) 340-3787.

Attained Age	The age of the insured on his or her birthday nearest the policy effective date, increased by the number of policy years elapsed since the policy effective date.

Base Face Amount
The amount of insurance chosen by you for the policy at issue, or as subsequently increased or decreased by you. This amount does not include any benefit provided by riders, and is prior to any death benefit changes required by the Internal Revenue Code to continue to qualify as life insurance.

Business Day	Each day that the New York Stock Exchange and our administrative office are open. Currently, the Friday after Thanksgiving and December 26 (the Friday after Christmas) are not Business Days.

Cash Surrender Value	Policy value less any applicable surrender charge.

Death Benefit	The amount of insurance payable to the beneficiary on the death of the insured.

Death Benefit Option	One of two options under the policy that is used to determine the amount of the death benefit.

Fixed Account	A part of our general account. The general account consists of all of our assets other than those in any separate account.

Fixed Account Value	The policy value in the fixed account.

Gross Withdrawal	A withdrawal plus any applicable transaction charge and any surrender charge.

Loan Balance	The sum of all outstanding loans including principal and interest.

Maturity Date	Policy anniversary nearest the insured’s 100th birthday.

Monthly Processing Date
The same day each month as the policy’s effective date. If the monthly processing date falls on a date other than a business day, the next following business day will be deemed the monthly processing date.

Net Cash Surrender Value	Cash surrender value less any loan balance.

Net Premium	The premium received less the premium expense charges.

No-lapse Monthly Premium	The minimum amount of premium required to keep the policy in force during the first three policy years regardless of the sufficiency of the cash surrender value to pay monthly deductions.

Owner	Depending on the state of issue, owner means either: • the individual or entity that owns a certificate under a group contract; or • the individual or entity that owns an individual policy.

Policy	Depending on the state of issue, policy means either: • the individual certificate under a group contract; or • the individual policy.

Policy Anniversary
The same day and month as the policy’s effective date each year that the policy remains in force. If the policy anniversary falls on a date other than a business day, the next following business day will be deemed the policy anniversary.

Policy’s Effective Date	The date from which policy anniversaries and policy years are determined. Your policy’s effective date is shown in your policy.

Policy Loan	A request to borrow a portion of the net cash surrender value.

Policy Month	The first policy month starts on the policy’s effective date. Subsequent policy months start on each monthly processing date.

Policy Value	The sum of the variable account value and the fixed account value.

Target Face Amount
The sum of the base face amount and the initial adjustable term insurance rider amount. The amount of the rider will vary as necessary to keep the sum of the rider amount and the base death benefit equal to the target face amount, when the base death benefit varies due to Internal Revenue Code requirements.

Target Premium
The premium amount we use to calculate the maximum sales load charge and the sales surrender charge. A target premium is determined for the initial base face amount at issue, and an additional target premium is determined for each increase in base face amount.

Variable Account Value	The sum of the values of the variable subaccounts under your policy.

We, Us, or United Investors	United Investors Life Insurance Company.

Withdrawal	A request to withdraw a portion of the net cash surrender value. A withdrawal may be subject to a transaction charge and a surrender charge.

You and Your	The policy owner.

Statement of Additional Information Table of Contents

Additional Policy Information	1
The Contract	1
Incontestability	1
Misstatement of Age or Sex	1
Suicide Exclusion	1
Assignment and Change of Owner	1
Automatic Continuation of Benefits	1
Dividends	2
Valuation of Units	2
Reduction in Charges for Certain Groups	2
Underwriting Procedures
Hypothetical Illustrations	2
Performance Data	5
Yields and Total Returns	5
Performance Information	6
Other Information	18
Underwriters	18
Experts	18
Potential Conflicts of Interest	18
Reports to Owners	19
Legal Matters	19
Additional Information	19
Financial Statements	19
Index to Financial Statements	F-1

The Statement of Additional Information contains additional information about the Variable Account and the Company. To learn more about the policy, including more detailed information concerning compensation paid for the sale of policies, you should read the Statement of Additional Information dated the same date as this prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this prospectus. For a free copy of the Statement of Additional Information, to receive personalized illustrations of death benefits, net cash surrender values, and cash values, and to request other information about the policy please call 1-800-340-3787 or write to us at our administrative office.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus and is legally a part of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the policy. Information about us and the policy (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-09657

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

UNITED INVESTORS LIFE INSURANCE COMPANY

Administrative Office
2001 Third Avenue South (35233)
P.O. Box 10287
Birmingham, Alabama 35202-0287

Telephone: (800) 340-3787

STATEMENT OF ADDITIONAL INFORMATION
Flexible Premium Variable Life Insurance Policy

This Statement of Additional Information (“SAI”) contains additional information regarding TITANIUM INVESTOR Variable Universal Life Insurance, a flexible premium variable life insurance policy (the “policy”) offered by United Investors Life Insurance Company (“United Investors”). This SAI is not a prospectus, and it should be read together with the prospectus for the policy dated May 1, 2003 (the “prospectus”). You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above. Terms used in the prospectus are incorporated in this SAI.

The date of this Statement of Additional Information is May 1, 2003.

STATEMENT OF ADDITIONAL INFORMATION

Additional Policy Information	1
The Contract	1
Incontestability	1
Misstatement of Age or Sex	1
Suicide Exclusion	1
Assignment and Change of Owner	1
Automatic Continuation of Benefits	1
Dividends	2
Valuation of Units	2
Reduction in Charges for Certain Groups	2
Hypothetical Illustrations	2
Performance Data	5
Yields and Total Returns	5
Performance Information	6
Other Information	18
Underwriters	18
Experts	18
Potential Conflicts of Interest	18
Reports to Owners	19
Legal Matters	19
Additional Information	19
Financial Statements	19
Index to Financial Statements	1

Additional Policy Information

The Contract

The entire contract is made up of the policy, any riders, and the written application. All statements made in the application, in the absence of fraud, are considered representations and not warranties. We can use only the statements made in the written application to defend a claim or void the policy.

Incontestability

After the policy has been in force during the insured’s lifetime for a period of two years from the policy’s effective date, the policy limits our right to contest the policy as issued, except for material misstatements contained in any application. This also applies to reinstatements and increases in the face amount, for two years after the reinstatement date or effective date of the increase.

Misstatement of Age or Sex

The death benefit will be adjusted if the insured’s age or sex has been misstated in the application. The benefits paid will be those which the last monthly cost of insurance charge would have provided at the correct age and sex.

Suicide Exclusion

The policy limits the death benefit if the insured dies by suicide, generally within two years after the policy’s effective date or effective date of the increase. In this instance, our liability will be limited to the total premiums paid less any withdrawals and any loan balance.

Certain states may require suicide exclusion provisions that differ from those stated here.

Assignment and Change of Owner

You may assign the policy subject to its terms. We will not be deemed to know of an assignment unless we receive a written copy of it at our administrative office. We assume no responsibility for the validity or effect of any assignment. In certain circumstances, an assignment may be a taxable event. (See “Tax Considerations” in the prospectus.) You may change the policy owner by sending a written request to us while the insured is alive and the policy is in force. The change will take effect the date you sign the request, but the change will not affect any action we have taken before we receive the request. A change of policy owner may have tax consequences. (See “Tax Considerations” in the prospectus.) A change of policy owner does not change the beneficiary designation. (See “Beneficiary” in the prospectus.) Any such assignment or change must be in a written form acceptable to us.

Automatic Continuation of Benefits

If premium payments cease, insurance under the policy and any supplemental benefits provided by rider will continue as provided under the grace period provisions described under “Premiums to Prevent Termination.” in the prospectus. Any supplemental benefits added by a rider will not continue beyond the termination date described in the rider.

1

Dividends

The policy is non-participating. This means that no dividends will be paid on the policy. The policy will not share in our profits or surplus earnings.

Valuation of Units

Each variable subaccount’s unit value was arbitrarily set at $10.00 when the variable subaccount was established. The unit value is determined on each business day by multiplying the unit value for the variable subaccount on the prior business day by the variable subaccount’s net investment factor for the current business day.

Net Investment Factor.    The net investment factor is an index used to measure the investment performance of a variable subaccount from one business day to the next. The net investment factor for any variable subaccount for any business day is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is:

(1)	the net asset value per share of the portfolio shares held in the variable subaccount determined at the end of the current business day; plus

(2)
the per share amount of any dividend or capital gain distributions on the portfolio shares held in the variable subaccount, if the “ex-dividend” date occurs during the current business day; plus or minus

(3)	a per share charge or credit for any taxes reserved for the current business day which we determine to have resulted from the investment operations of the variable subaccount;

(b)	is:

(1)	the net asset value per share of the portfolio shares held in the variable subaccount, determined at the end of the last prior business day; plus or minus

(2)	the charge or credit for any taxes reserved for the last prior business day; and

(c)	is a deduction for the current mortality and expense risk charge for the number of days since the last prior business day.

Reduction in Charges for Certain Groups

We do waive or reduce the administrative charges, the premium expense charges, the transaction charges and the surrender charges on policies that have been sold to:

(a)	our employees and sales representatives, or those of our affiliates or distributors of the policy; or

(b)	individuals or groups of individuals where the sale of the policy results in savings of administrative or commission expenses.

For Massachusetts residents, Item (b) is applicable to internal 1035 Exchanges only.

Hypothetical Illustrations

The following illustrations show how certain values under a sample policy change with assumed investment performance over an extended period of time. In particular, they illustrate how policy values, cash surrender values and death benefits under a policy, covering an insured of a given age on the policy’s effective date, would vary over time if planned premiums were paid annually and the return on the assets in the variable subaccounts were a uniform gross annual rate of 0%,

2

6% or 10%, before deduction of any fees and charges, including portfolio expenses. The tables also show planned premiums accumulated at 5% interest. The values under a policy would be different from those shown if the returns averaged 0%, 6% or 10% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return used in the illustrations.

The illustrations assume an arithmetic average annual expense ratio of 0.    % of the daily net assets of the portfolios available under the policies, based on the expense ratios of each of the portfolios for the last fiscal year of operations. For some of the portfolios, the investment advisor has waived some or all of its fee and/or reimbursed the portfolio for some of its expenses. Without these fee waivers or expense reimbursements, the average annual expense ratio would be higher, and therefore the values shown in the illustrations would be lower. We do not know, and do not represent or guarantee, that these fee waiver or expense reimbursements will continue. For information on portfolio expenses, see the mutual funds’ prospectuses accompanying this prospectus.

The illustrations also reflect the 0.75% mortality and expense risk charge to the Variable Account during the first ten policy years, 0.50% during the second ten years, and 0.25% thereafter. After deduction of average portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return would correspond to the following approximate net annual rates of return for the variable subaccounts:

Hypothetical gross rate of return:	0%	6%	10%
Net return, policy years 1-10:	%	%	%
Net return, policy years 11-20:	%	%	%
Net return, policy years 21 & up:	%	%	%

The current illustrations reflect the $6.00 monthly administrative charge for all policy years, while the guaranteed illustrations reflect the maximum monthly administrative charge of $30.00 for the first policy year and $10.00 for each renewal year thereafter. The illustrations also reflect the deduction of premium expense charges and the monthly deduction for the hypothetical insured. Our current charges and the higher guaranteed charges that we have the contractual right to deduct from your policy value are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Variable Account and assume no loan balance or charges for riders or supplemental benefits.

Upon request, we will furnish a comparable illustration based upon the proposed insured’s individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

3

MALE ISSUE AGE 36, STANDARD NON-TOBACCO
$2,600 ANNUAL PREMIUM
$228,000 FACE AMOUNT, OPTION A
CURRENT CHARGES

	PREMIUMS + Interest at 5% Per Year	DEATH BENEFITS			POLICY VALUES			CASH SURRENDER VALUES
End of Policy Year		Assuming Hypothetical Gross Annual Rate of Return of:
		0%	6%	10%	0%	6%	10%	0%	6%	10%
1
2
3
4
5
6
7
8
9
10
15
20
25
30

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the allocations made by a policy owner to one or more variable subaccounts and the investment experience of the portfolios underlying those variable subaccounts. The death benefit, policy value and cash surrender value for a policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6%, or 10% over a period of years, but fluctuated above or below those averages for individual policy years. They would also be different if any policy loans or withdrawals were made. No representations can be made by us, the Variable Account or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

4

MALE ISSUE AGE 36, STANDARD NON-TOBACCO
$2,600 ANNUAL PREMIUM
$228,000 FACE AMOUNT, OPTION A
GUARANTEED CHARGES

	PREMIUMS + Interest at 5% Per Year	DEATH BENEFITS			POLICY VALUES			CASH SURRENDER VALUES
End of Policy Year		Assuming Hypothetical Gross Annual Rate of Return of:
		0%	6%	10%	0%	6%	10%	0%	6%	10%
1
2
3
4
5
6
7
8
9
10
15
20
25
30

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the allocations made by a policy owner to one or more variable subaccounts and the investment experience of the portfolios underlying those variable subaccounts. The death benefit, policy value and cash surrender value for a policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6%, or 10% over a period of years, but fluctuated above or below those averages for individual policy years. They would also be different if any policy loans or withdrawals were made. No representations can be made by us, the Variable Account or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

Performance Data

Yields and Total Returns

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the variable subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a variable subaccount are based on the investment performance of the corresponding portfolio. A portfolio’s performance reflects the portfolio’s expenses. See the prospectuses for the underlying mutual fund portfolios.

In advertising and sales literature, the performance of each variable subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the variable subaccounts. Lipper Analytical Services, Inc. (“Lipper”) and Variable Annuity Research Data Service (“VARDS”) are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, surrender charges, insurance or risk charges, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

5

Advertising and sales literature may also compare the performance of each variable subaccount to the Standard & Poor’s Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a variable subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from variable subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio’s investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolio in which a variable subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of the death benefit, policy values, and accumulated payments under your policy.

Money Market Variable Subaccount Yields.    The current yield of the Money Market variable subaccount refers to the annualized investment income generated by an investment in the variable subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying portfolio or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a policy having a balance of one accumulation unit in the Money Market variable subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the portfolio attributable to the hypothetical account; and (2) the mortality and expense risk charge, but none of the other charges.

The effective yield of the Money Market variable subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the variable subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The Money Market variable subaccount’s yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying portfolio, the types of quality of portfolio securities held by the underlying portfolio, and the underlying portfolio’s operating expenses. During extended periods of low interest rates, the yields of the Money Market variable subaccount (or any variable subaccount investing in a money market portfolio) may also become extremely low and possibly negative. Yields on amounts held in the Money Market variable subaccount may also be presented for periods other than a seven-day period.

The current yield and effective yield for the Money Market variable subaccount for the seven days ended December 31, 2002 were [        ]% and [        ]%, respectively.

Performance Information

The following hypothetical illustrations demonstrate how the actual investment experience of each subaccount of the Variable Account could have affected the cash surrender value, policy value and death benefit of a policy. These hypothetical illustrations are based on the actual historical return of each portfolio as if a policy had been issued on the date indicated. Each portfolio’s annual total return is based on the total return calculated for each fiscal year. These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset based charges and deductions, which if reflected, would result in lower total return figures than those shown.

6

The illustrations are based on the payment of a $2,600 annual premium, paid at the beginning of each year, for a hypothetical policy with a $228,000 face amount, death benefit option A, issued to a Standard, Non-Tobacco Male, Age 36. In each case, it is assumed that all premiums are allocated to the subaccount illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of premium payments and the use of other policy features, such as policy loans, would affect individual policy benefits.

The amounts shown for the cash surrender values, policy values and death benefits take into account the charges against premiums, current and guaranteed cost of insurance and monthly deductions, the daily charge against the Variable Account for mortality and expense risks, and each portfolio’s charges and expenses. (See “Charges and Deductions” in the prospectus.) The amounts shown assume there are no withdrawals, no policy loans, and no riders.

Performance for any given past period is not an indication or representation of future performance. The performance of each variable subaccount will fluctuate on a daily basis.

7

HYPOTHETICAL ILLUSTRATIONS
Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

AIM V.I. Capital Appreciation Fund—Series I Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

AIM V.I. Growth Fund—Series I Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

8

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

AIM V.I. Core Equity Fund—Series I Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

AIM V.I. International Equity Fund—Series I Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

AIM V.I. Premier Equity Fund—Series I Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

9

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

Alger American Growth Portfolio—Class O Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Alger American Income & Growth Portfolio—Class O Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Alger American Leveraged AllCap Portfolio—Class O Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

10

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

Alger American MidCap Growth Portfolio—Class O Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Alger American Small Capitalization Portfolio—Class O Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

11

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

Dreyfus VIF—Appreciation Portfolio—Initial Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Dreyfus VIF—Money Market Portfolio

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Dreyfus VIF—Quality Bond Portfolio—Initial Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

12

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Evergreen VA Equity Index Fund—Class 1 Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/00
12/31/01
12/31/02

Evergreen VA Foundation Fund—Class 1 Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

13

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

Evergreen VA Global Leaders Fund—Class 1 Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Evergreen VA Small Cap Value Fund—Class 1 Shares

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/99
12/31/00
12/31/01
12/31/02

INVESCO VIF—Core Equity Fund

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

INVESCO VIF—Technology Fund

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

14

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

INVESCO VIF—Utilities Fund

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

MFS® Emerging Growth Series

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

MFS® Investors Trust Series

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

MFS® Research Series

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

15

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

MFS® Total Return Series

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Scudder VIT EAFE® Equity Index Fund

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Scudder VIT Small Cap Index Fund

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Strong Mid Cap Growth Fund II

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

16

HYPOTHETICAL ILLUSTRATIONS

Standard Non-Tobacco Male, Age 36 Stated Death Benefit $228,000	Death Benefit Option A
Annual Premium $2,600

Strong Opportunity Fund II

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Templeton Foreign Securities Fund—Class 2

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

Templeton Global Asset Allocation Fund—Class 2

	Annual Portfolio Total Return*	Death Benefit		Policy Value		Cash Surrender Value
Year Ended		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02

*
These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

17

Other Information

Underwriters

United Securities Alliance, Inc. (“United Securities”), Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado, is a principal underwriter of the policies. For each of the last three fiscal years, United Securities received the following sales compensation with respect to the Policies:

Fiscal year	Aggregate Amount of Commissions Paid to United Securities
2000	$ 551,713.38
2001	$4,325,484.68
2002	$

Commissions payable for Policy sales are at least 100% of first-year premiums up to the target premium. Additional commissions may be paid in some circumstances. For each premium received following an increase in base face amount, a commission on such premiums will be paid up to the target premium for the increase in each year; the commission will be calculated using the commission rates for the corresponding policy year. We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. Additional amounts may be paid and expenses may be reimbursed based on various factors. United Securities and other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Experts

The balance sheets of United Investors Life Insurance Company as of [            ] and [            ] and the related statements of operations, comprehensive income, shareholders’ equity and cash flows for each of the three years in the period ended [            ] and the balance sheets of the portfolios of Titanium Universal Life Variable Account as of [            ] and the related statements of operations and changes in net assets for each of the two years in the period the year ended [            ] included in this SAI have been audited by [            ], independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by W. Thomas Aycock, Senior Vice President and Chief Actuary of United Investors, whose opinion is filed as an exhibit to the registration statement.

Potential Conflicts of Interest

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio’s Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio’s Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance

18

policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the policies or replacing the portfolio with another portfolio.

Reports to Owners

At least once a year, you will be sent a report showing information about your policy for the period covered by the report. You will also be sent an annual and a semi-annual report for each portfolio underlying a variable subaccount in which you have policy value, as required by the 1940 Act. In addition you will receive a written confirmation of each transaction when you pay premiums (except for premiums paid by automatic deduction from your checking account), make a withdrawal, make transfers, or take out a policy loan. Other items (e.g., monthly deductions and premiums paid by automatic deduction from your checking account) will be confirmed only in the annual or other periodic report.

Legal Matters

Legal advice regarding certain matters relating to Federal securities laws applicable to the issuance of the policy described in the prospectus has been provided by Sutherland Asbill & Brennan LLP of Washington, D.C.

Additional Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

Financial Statements

The financial statements of United Investors, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

19

Index to Financial Statements

Titanium Universal Life Variable Account
Independent Auditors’ Report	F-
Balance Sheets, December 31, 2002.	F-
Statements of Operations for the Years Ended December 31, 2002 and 2001	F-
Statements of Changes in Net Assets for the Years Ended December 31, 2002 and 2001	F-
Notes to Financial Statements	F-
United Investors Life Insurance Company
Independent Auditors’ Report	F-
Balance Sheets, December 31, 2002 and 2001	F-
Statements of Operations for the Years Ended December 31, 2002, 2001 and 2000	F-
Statements of Equity for the Years Ended December 31, 2002, 2001 and 2000	F-
Statements of Cash Flows for the Years Ended December 31, 2002, 2001 and 2000	F-
Notes to Financial Statements	F-

F-1

PART C

OTHER INFORMATION

Item 27.    Exhibits

(a)	Board of Directors Resolutions. Resolution of the Board of Directors of United Investors Life Insurance Company establishing Titanium Universal Life Variable Account (1)

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(1)	United Securities Alliance, Inc. Agreements:
(a)	Distribution Agreement; (2)
(b)	Selling Group Agreement (2)

(d)	Contracts. Specimen Flexible Premium Variable Life Insurance Policy, Form TL99 (including Riders) (3)

(e)	Applications. Application form (3)

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)	Articles of Incorporation of United Investors Life Insurance Company (4)

(2)	By-laws of United Investors Life Insurance Company (4)

(g)	Reinsurance Contracts.

(h)	Participation Agreements.

Forms of Participation Agreements with:

(1)	AIM Variable Insurance Funds, Inc. (5)

(2)	The Alger American Fund (5)

(3)	Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust) (5)

(4)	Dreyfus Variable Investment Fund (5)

(5)	Evergreen Variable Annuity Trust (5)

(6)	INVESCO Variable Investment Funds, Inc. (3)

(a)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. (6)

(b)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. (8)

(7)	MFS Variable Insurance Trust (7)

(a)	Amendment to Participation Agreement for MFS Variable Insurance Trust (6)

(8)	Strong Variable Insurance Funds, Inc. (5)

(9)	Franklin Templeton Variable Insurance Products Trust (Formerly Templeton Variable Product Series Fund) (5)

(a)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust (8)

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and consent of John H. Livingston, Esq. as to the legality of the securities being registered (9)

(l)	Actuarial Opinion. Opinion and Consent of W. Thomas Aycock*

(m)	Calculations.*

(n)	Other Opinions.

(1)	Consent of Sutherland Asbill & Brennan LLP*

(2)	Consent of Independent Auditors*

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption. Description of issuance, transfer and redemption procedures (3)

*	To be filed by amendment.

(1)	Incorporated herein by reference to the Exhibit filed with the Initial Filing of the Form S-6 Registration Statement (File No. 333-89875) on October 28, 1999.

(2)	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 27, 2000.

(3)	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.

(4)
Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-11465), filed on behalf of United Investors Life Variable Account on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).

(5)
Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.

(6)
Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.

(7)
Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.

(8)
Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.

(9)	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 29, 2002.

Item 28.    Directors and Officers of the Depositor

United Investors Life Insurance Company (“United Investors”) is managed by a board of directors. The following table sets forth the name and principal occupations during the past five years of each of the directors and senior officers.

Name and Principal Business Address*	Position and Offices with Depositor
Elizabeth Ann Allen***	Vice President, Claims Administration and Policy Service
W. Thomas Aycock	Director, Senior Vice President and Chief Actuary
Tony G. Brill**	Director and Executive Vice President, Administration
Terry W. Davis	Director and Senior Vice President, Administration
Thomas E. Hamby	Vice President
C.B. Hudson**	Director
Larry M. Hutchison**	Director
Michael J. Klyce	Vice President and Treasurer
John H. Livingston	Director, Secretary and Counsel
James L. Mayton, Jr.	Vice President and Controller
Mark S. McAndrew**	Senior Vice President, Marketing
Carol A. McCoy	Director and Assistant Secretary
Anthony L. McWhorter	Director, President and Chief Executive Officer
Carr W. Patterson	Vice President
Ross W. Stagner	Director and Senior Vice President, Marketing
Russell B. Tucker**	Vice President

*	Unless otherwise noted, the principal business address of each person is: United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35233.

**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.

***	Principal business address: Globe Life And Accident Insurance Company, 204 N. Robinson, Oklahoma City, OK 73102.

Item 29.    Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, United Investors, is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Name	Parent Co. Code	Jurisdiction
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Globe Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National GroupCare, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
U.I. Brokerage Services, Inc.	F	Alabama
Torch Royalty Company	B	Delaware
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B*	Missouri

*	Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes

A    Globe Life And Accident Insurance Co.
B    Liberty National Life Insurance Co.
C    Torchmark Corporation
D    United American Insurance Co.
E    American Income Life Insurance Company
F    United Investors Life Insurance Company

Item 30.    Indemnification

Article XII of United Investors’ By-Laws of provides as follows:

ARTICLE XII

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriter

(a)    Other Activity.    United Securities Alliance, Inc. (“United Securities”) is the principal underwriter of the policies as defined in the Investment Company Act of 1940 (the “1940 Act”). It is not the principal underwriter for any other investment companies.

(b)    Management.    The following table provides certain information with respect to the officers and directors of United Securities:

Name and Principal Business Address*	Positions and Offices with United Securities
Dean Rager	President and Director
Dana Woodbury	Executive Vice President and Director
Jon Pearn	Vice President, Chief Compliance Officer and Director
Jodee Rager	Director

*	The principal business address for the officers and directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)    Compensation From the Registrant.    The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year ended December 31, 2002:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
United Securities Alliance, Inc.	$	None	N/A	None

Item 32.    Location of Accounts and Records

All of the accounts, books, records or other documents maintained by Section 31(a) of the 1940 Act and rules under it are maintained by United Investors at 2001 Third Avenue South, Birmingham, Alabama 35233.

Item 33.    Management Services

All management contracts are discussed in Part A or Part B.

Item 34.    Fee Representation

United Investors hereby represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham and the State of Alabama, on the 21st day of January, 2003.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT (REGISTRANT)

By:	/s/Anthony L. McWhorter
Anthony L. McWhorter Director, President and Chief Executive Officer
By: UNITED INVESTORS LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Anthony L. McWhorter
Anthony L. McWhorter Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

C.B. HUDSON	Director

/s/ ANTHONY L. MCWHORTER ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer (Principal Executive Officer)	January 21, 2003

/s/ W. THOMAS AYCOCK W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	January 21, 2003

TONY G. BRILL	Director and Executive Vice President, Administration

LARRY M. HUTCHISON	Director

/s/ MICHAEL J. KLYCE MICHAEL J. KLYCE	Vice President and Treasurer	January 21, 2003

/s/ JAMES L. MAYTON, JR. JAMES L. MAYTON, JR.	Vice President and Controller	January 21, 2003

/s/ JOHN H. LIVINGSTON JOHN H. LIVINGSTON	Director, Secretary and Counsel	January 21, 2003

/s/ CAROL A. MCCOY CAROL A. MCCOY	Director and Assistant Secretary	January 21, 2003

/s/ ROSS W. STAGNER ROSS W. STAGNER	Director and Senior Vice President, Marketing	January 21, 2003

/s/ TERRY W. DAVIS TERRY W. DAVIS	Director and Senior Vice President, Administration	January 21, 2003

/s/ CARR W. PATTERSON CARR W. PATTERSON	Vice President (Principal Financial Officer)	January 21, 2003